SIGNED
SEC File Nos. 2-10607
              811-572

                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                     FORM N-1A
                             Registration Statement
                                     Under
                            the Securities Act of 1933
                          Post-Effective Amendment No. 108
                                      and
                              Registration Statement
                                     Under
                          The Investment Company Act of 1940
                              Amendment No.  28

                           AMERICAN MUTUAL FUND, INC.
              (Exact Name of Registrant as specified in charter)
                            333 South Hope Street
                         Los Angeles, California  90071
                     (Address of principal executive offices)
                Registrant's telephone number, including area code:
                                (213) 486-9200

                          Julie F. Williams, Secretary
                           American Mutual Fund, Inc.
                             333 South Hope Street
                        Los Angeles, California  90071
                      (name and address of agent for service)


                                    Copies to:
                            ERIC A.S. RICHARDS, ESQ.
                             O'Melveny & Myers LLP
                             400 South Hope Street
                         Los Angeles, California  90071
                          (Counsel for the Registrant)

                 Approximate date of proposed public offering:

It is proposed that this filing become effective on January 1, 2001, pursuant to paragraph (b) of rule 485.

                           American Mutual Fund/(R)/

                                   Prospectus
                                JANUARY 1, 2001



 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
 OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS
 A CRIMINAL OFFENSE.

 ---------------------------------------------------------
 AMERICAN MUTUAL FUND, INC.

 333 South Hope Street
 Los Angeles, California 90071


                               TICKER   NEWSPAPER      FUND
                               SYMBOL  ABBREVIATION   NUMBER
 ------------------------------------------------------------
 Class A                       AMRMX      Amutl         03
 Class B                       AMFBX      AMutlB       203





 TABLE OF CONTENTS
 -------------------------------------------------------
  Risk/Return Summary                               2
 -------------------------------------------------------
  Fees and Expenses of the Fund                     5
 -------------------------------------------------------
  Investment Objectives, Strategies and Risks       6
 -------------------------------------------------------
  Management and Organization                       9
 -------------------------------------------------------
  Shareholder Information                          11
 -------------------------------------------------------
  Choosing a Share Class                           12
 -------------------------------------------------------
  Purchase and Exchange of Shares                  13
 -------------------------------------------------------
  Sales Charges                                    14
 -------------------------------------------------------
  Sales Charge Reductions and Waivers              16
 -------------------------------------------------------
  Plans of Distribution                            18
 -------------------------------------------------------
  How to Sell Shares                               19
 -------------------------------------------------------
  Distributions and Taxes                          21
 -------------------------------------------------------
  Financial Highlights                             22
 -------------------------------------------------------

AMERICAN MUTUAL FUND / PROSPECTUS
                                                                  AMF-010-0101/B

 ---------------------------------------------------------
 RISK/RETURN SUMMARY

 The fund seeks to provide you with current income, growth of capital and conservation of principal. The fund invests primarily in common stocks of larger, more established companies that have long records of increasing earnings and dividends.

 The fund is designed for investors seeking both income and capital appreciation, as well as conservation of principal. In pursuing its objectives, the fund seeks to develop a portfolio that is more resilient to market declines. The fund's equity investments are limited to securities included on its eligible list, which consists of securities that are deemed suitable by the fund's board of directors in light of the fund's investment objectives and policies. An investment in the fund is subject to risks, including the possibility that the fund's income and the value of its investments may fluctuate in response to economic, political or social events in the U.S. or abroad. The prices of equity securities owned by the fund may be affected by events specifically involving the companies issuing those securities.

 Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

 YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                               AMERICAN MUTUAL FUND / PROSPECTUS

 INVESTMENT RESULTS

 The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.



                 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES

   (Results do not include a sales charge; if one were included, results would be lower.)
 [bar graph]
 1990   -1.62%
 1991   21.72%
 1992    7.83%
 1993   14.28%
 1994    0.33%
 1995   31.38%
 1996   16.22%
 1997   26.39%
 1998   14.76%
 1999   -0.12%
 [end graph]

  The fund's year-to-date return for the nine months ended September 30, 2000 was 2.12%.
 ------------------------------------------------------------------------------




 The fund's highest/lowest quarterly results during this time period were:

 HIGHEST                12.44%   (quarter ended December 31, 1998)
 LOWEST                 -8.68%  (quarter ended September 30, 1990)

AMERICAN MUTUAL FUND / PROSPECTUS

 For periods ended December 31, 1999:

 AVERAGE ANNUAL
 TOTAL RETURN                    ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME/1/
 Class A - began 2/21/50
 (with the maximum sales charge   -5.86%     15.83%     11.93%       13.00%
 imposed)
 ------------------------------------------------------------------------------
 Class B - began 3/15/00            N/A        N/A        N/A          N/A
 ------------------------------------------------------------------------------
 S&P 500/2/                       21.01%     28.49%     18.17%       13.56%
 ------------------------------------------------------------------------------
 Lipper Multi-Cap Value            5.94%     17.82%     13.03%         N/A
 Index/3/
 ------------------------------------------------------------------------------


 Class A yield:  3.08%
 (For current yield information, please call American FundsLine at 1-800-325-3590).

 1 Lifetime figures are from the date the fund's Class A shares began investment operations.

 2 The Standard & Poor's 500 Composite Index is a market capitalization-weighted measurement of changes in stock market conditions based on the weighted average performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions or expenses.

 3 The Lipper Multi-Cap Value Fund Index is an equally weighted index of 30 funds which invest in a variety of market capitalization ranges. These funds seek long-term growth of capital by investing in companies that are considered to be undervalued relative to a major unmanaged stock index based on price-to-current earnings or other factors. The results of the underlying funds in the index include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions but do not reflect sales charges. This index was not in existence as of the date the fund's Class A shares began operations, therefore, lifetime results are not available.



 Unlike the bar chart on the previous page, this table reflects the fund's investment results with the maximum initial or deferred sales charge imposed, as required by Securities and Exchange Commission rules. Class A share results reflect the maximum initial sales charge of 5.75%. Sales charges are reduced for purchases of $25,000 or more. Results would be higher if they were calculated at net asset value. All fund results reflect the reinvestment of dividend and capital gain distributions.

 Class B shares are subject to a maximum deferred sales charge of 5.00% if shares are redeemed within the first year of purchasing them. The deferred sales charge declines thereafter until it reaches 0% after six years. Class B shares convert to Class A shares after eight years. Since the fund's Class B shares were first made available on March 15, 2000, comparable results are not available as of the most recent calendar year-end.

                                               AMERICAN MUTUAL FUND / PROSPECTUS

 ---------------------------------------------------------
 FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES
 (fees paid directly from your investment)             CLASS A    CLASS B
 --------------------------------------------------------------------------
 Maximum sales charge imposed on purchases              5.75%/1/   0.00%
 (as a percentage of offering price)
 --------------------------------------------------------------------------
 Maximum sales charge imposed on reinvested dividends   0.00%      0.00%
 --------------------------------------------------------------------------
 Maximum deferred sales charge                          0.00%/2/   5.00%/3/
 --------------------------------------------------------------------------
 Redemption or exchange fees                            0.00%      0.00%


 1 Sales charges are reduced or eliminated for purchases of $25,000 or more.

 2 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.

 3 Deferred sales charges are reduced after 12 months and eliminated after six years.

 ANNUAL FUND OPERATING EXPENSES
 (expenses that are deducted from fund assets)  CLASS A    CLASS B/1/
 -----------------------------------------------
 Management Fees                                 0.28%       0.28%
 Distribution and/or Service (12b-1) Fees        0.21%/2/    1.00%
 Other Expenses                                  0.10%       0.10%
 Total Annual Fund Operating Expenses            0.59%       1.38%


 1 Annualized.

 2 Class A 12b-1 expenses may not exceed 0.25% of the fund's average net assets annually.

 EXAMPLE

 This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year and that the fund's operating expenses remain the same as shown above. The "Class A" example reflects the maximum initial sales charge in Year One. The "Class B - assuming redemption" example reflects applicable contingent deferred sales charges through Year Six (after which time they are eliminated). Both Class B examples reflect Class A expenses for Years 9 and 10 since Class B shares automatically convert to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions your cumulative expenses would be:

                                   YEAR  YEAR   YEAR   YEAR
                                   ONE   THREE  FIVE   TEN
 Class A                           $632  $753   $885  $1,270
 ----------------------------------------------------------------------------
 Class B - assuming redemption     $640  $837   $955  $1,441
 Class B - assuming no redemption  $140  $437   $755  $1,441

AMERICAN MUTUAL FUND / PROSPECTUS

 ---------------------------------------------------------
 INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

 The fund strives for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal. The fund invests primarily in common stocks of companies that are likely to participate in the growth of the American economy and whose dividends are well protected. In addition, the fund may invest in global companies that are part of the Standard & Poor's 500 Composite Index. The fund's equity investments are limited to securities included on its eligible list, which is approved by the fund's board of directors. The list consists of securities deemed suitable in light of the fund's investment objectives and policies generally described above. Securities are added to, or deleted from, the eligible list by the fund's board of directors after reviewing and acting on the recommendations of the fund's investment adviser.

 The values of equity securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned in the fund, adverse conditions affecting the general economy, overall market declines, world political, social and economic instability, and currency and interest rate fluctuations.

 The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's growth objective, but it also would reduce the fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions. The fund may also invest in debt securities.

 The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when the investment adviser believes they no longer represent good long-term value.

                                               AMERICAN MUTUAL FUND / PROSPECTUS

 ADDITIONAL INVESTMENT RESULTS


                                   NINE             FOR PERIODS ENDED
                                   MONTHS           DECEMBER 31, 1999
 AVERAGE ANNUAL                    ENDED    ONE     FIVE    TEN
 TOTAL RETURN                     9/30/00   YEAR    YEARS   YEARS   LIFETIME/1/
 Class A - began 2/21/50           2.12%   -0.12%  17.21%  12.60%     13.13%
 (with no sales charge imposed)
 -------------------------------------------------------------------------------
 Class B - began 3/15/00            N/A      N/A     N/A     N/A       N/A%
 -------------------------------------------------------------------------------
 S&P 500/2/                       -1.40%   21.01%  28.49%  18.17%     13.56%
 -------------------------------------------------------------------------------
 Lipper Multi-Cap Value Index/3/   4.95%    5.94%  17.82%  13.03%       N/A
 -------------------------------------------------------------------------------


 Class A distribution rate/4/:  2.56%

 1 Lifetime figures are from the date the fund's Class A shares began investment operations.

 2 The Standard & Poor's 500 Composite Index is a market capitalization-weighted measurement of changes in stock market conditions based on the weighted average performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions or expenses.

 3 The Lipper Multi-Cap Value Fund Index is an equally weighted index of 30 funds which invest in a variety of market capitalization ranges. These funds seek long-term growth of capital by investing in companies that are considered to be undervalued relative to a major unmanaged stock index based on price-to-current earnings or other factors. The results of the underlying funds in the index include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions but do not reflect sales charges. This index was not in existence as of the date the fund's Class A shares began operations, therefore, lifetime results are not available.

 4 The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.

AMERICAN MUTUAL FUND / PROSPECTUS

 The following chart illustrates the industry mix of the fund's investment portfolio as of the end of the fund's fiscal year, October 31, 2000.

 [pie chart]
 Banks 9.45%
 Diversified Telecommunication Services 8.46%
 Oil & Gas 8.29%
 Electric Utilities 5.96%
 Insurance 5.47%
 Other Industries 39.21%
 Bonds, Notes, Cash & Equivalents 23.16%
 [end chart]

                                                                      PERCENT OF
 LARGEST INDIVIDUAL EQUITY HOLDINGS                                   NET ASSETS
 ---------------------------------------------------------------------------------
 Verizon Communications                                                  2.31%
 ---------------------------------------------------------------------------------
 SBC Communications Inc.                                                 1.97
 ---------------------------------------------------------------------------------
 Bank of America Corp.                                                   1.91
 ---------------------------------------------------------------------------------
 Household International, Inc.                                           1.84
 ---------------------------------------------------------------------------------
 BANK ONE CORP.                                                          1.83
 ---------------------------------------------------------------------------------
 Allstate                                                                1.80
 ---------------------------------------------------------------------------------
 CenturyTel, Inc.                                                        1.57
 ---------------------------------------------------------------------------------
 Royal Dutch Petroleum Co.                                               1.50
 ---------------------------------------------------------------------------------
 Xcel Energy Inc.                                                        1.47
 ---------------------------------------------------------------------------------
 Southern Co.                                                            1.44



 Because the fund is actively managed, its holdings will change from time to time.

                                               AMERICAN MUTUAL FUND / PROSPECTUS

 ---------------------------------------------------------
 MANAGEMENT AND ORGANIZATION

 INVESTMENT ADVISER

 Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is discussed earlier under "Fees and Expenses of the Fund."

 MULTIPLE PORTFOLIO COUNSELOR SYSTEM

 Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for American Mutual Fund are listed on the following page.

AMERICAN MUTUAL FUND / PROSPECTUS

                                                                                           APPROXIMATE YEARS OF EXPERIENCE
                                                                                            AS AN INVESTMENT PROFESSIONAL
                                                                                           (INCLUDING THE LAST FIVE YEARS)
                                                               YEARS OF EXPERIENCE
                                                             AS PORTFOLIO COUNSELOR       -----------------------------------
            PORTFOLIO                                      (AND RESEARCH PROFESSIONAL,      WITH CAPITAL
          COUNSELORS FOR                                       IF APPLICABLE) FOR           RESEARCH AND
         AMERICAN MUTUAL                                      AMERICAN MUTUAL FUND           MANAGEMENT
               FUND              PRIMARY TITLE(S)                 (APPROXIMATE)                COMPANY
         ---------------------------------------------------------------------------------  OR AFFILIATES      TOTAL YEARS
                                                                                          -----------------------------------
         JAMES K. DUNTON   Chairman of the Board and     31 years                         38 years           38 years
                           Principal Executive Officer
                           of the fund. Senior Vice
                           President and Director,
                           Capital Research and
                           Management Company
         --------------------------------------------------------------------------------------------------------------------
         ROBERT G.         President and Director of     13 years (plus 11 years as a     25 years           29 years
         O'DONNELL         the fund. Senior Vice         research professional prior to
                           President and Director,       becoming a portfolio counselor
                           Capital Research and          for the fund)
                           Management Company
         --------------------------------------------------------------------------------------------------------------------
         JON B. LOVELACE,  Chairman Emeritus of the      41 years                         49 years           49 years
         JR.               fund. Chairman Emeritus,
                           Capital Research and
                           Management Company
         --------------------------------------------------------------------------------------------------------------------
         ALAN N.           Vice President of the fund.   1 year (plus 10 years as a       10 years           15 years
         BERRO             Senior Vice President,        research professional prior to
                           Capital Research Company*     becoming a portfolio counselor
                                                         for the fund)
         --------------------------------------------------------------------------------------------------------------------
         J. DALE           Vice President of the fund.   1 year (plus 8 years as a        9 years            11 years
         HARVEY            Vice President, Capital       research professional prior to
                           Research Company*             becoming a portfolio counselor
                                                         for the fund)
         R. MICHAEL        Chairman of the Board and     15 years (plus 7 years as a      36 years           36 years
         SHANAHAN          Principal Executive Officer,  research professional prior to
                           Capital Research and          becoming a portfolio counselor
                           Management Company            for the fund)

         * Company affiliated with Capital Research and Management Company
--------------------------------------------------------------------------------------------------------------------------------

                                               AMERICAN MUTUAL FUND / PROSPECTUS

 ---------------------------------------------------------
 SHAREHOLDER INFORMATION

 SHAREHOLDER SERVICES

 American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS

                    Call toll-Free from anywhere in the U.S.
                               (8 a.m. to 8 p.m. ET):
                                   800/421-0180

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
Service Center     Service Center      Service Center         Service Center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 2205      P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Brea, California   San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
92822-2205         78265-9522          46206-6007             23501-2280
Fax: 714/671-7080  Fax: 210/474-4050   Fax: 317/735-6620      Fax: 757/670-4773

 A COMPLETE DESCRIPTION OF THE SERVICES WE OFFER IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

 You may invest in the fund through various retirement plans. However, Class B shares generally are not available to certain retirement plans (for example, group retirement plans such as 401(k) plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans). Some retirement plans or accounts held by investment dealers may not offer certain services. If you have any questions, please contact American Funds Service Company, your plan administrator/trustee or dealer.

AMERICAN MUTUAL FUND / PROSPECTUS

 ---------------------------------------------------------
 CHOOSING A SHARE CLASS

 The fund offers both Class A and Class B shares. Each share class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation.

 Factors you should consider in choosing a class of shares include:

  .  How long you expect to own the shares

  .  How much you intend to invest

  .  The expenses associated with owning shares of each class

  . Whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver)

 EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

 Differences between Class A and Class B shares include:


               CLASS A                                 CLASS B
 ------------------------------------------------------------------------------
  Initial sales charge of up to         No initial sales charge.
  5.75%. Sales charges are reduced or
  eliminated for purchases of $25,000
  or more (see "Sales Charges - Class
  A").
 ------------------------------------------------------------------------------
  Distribution and service (12b-1)      Distribution and service (12b-1) fees
  fees of up to 0.25% annually.         of 1.00% annually.
 ------------------------------------------------------------------------------
  Higher dividends, if any, than        Lower dividends, if any, than Class A
  Class B shares due to lower annual    shares due to higher distribution fees
  expenses.                             and other expenses.
 ------------------------------------------------------------------------------
  No contingent deferred sales charge   A contingent deferred sales charge if
  (except on certain redemptions on     you sell shares within six years of
  purchases of $1 million or more       buying them.  The charge starts at 5%
  bought without an initial sales       and declines thereafter until it
  charge).                              reaches 0% after six years. (See "Sales
                                        Charges - Class B.")
 ------------------------------------------------------------------------------
  No purchase maximum.                  Maximum purchase of $100,000.
 ------------------------------------------------------------------------------
                                        Automatic conversion to Class A shares
                                        after eight years, reducing future
                                        annual expenses.
 ------------------------------------------------------------------------------

                                               AMERICAN MUTUAL FUND / PROSPECTUS

 ---------------------------------------------------------
 PURCHASE AND EXCHANGE OF SHARES

 PURCHASE

 Generally, you may open an account by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares using various options described in the statement of additional information and "Welcome to the Family."

 EXCHANGE

 You may exchange your shares into shares of the same class of other funds in The American Funds Group generally without a sales charge. For purposes of computing the contingent deferred sales charge on Class B shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

 Exchanges of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone..." for information regarding electronic exchanges.

 THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S PRINCIPAL UNDERWRITER, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. ALTHOUGH THERE IS CURRENTLY NO SPECIFIC LIMIT ON THE NUMBER OF EXCHANGES YOU CAN MAKE IN A PERIOD OF TIME, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND MAY TERMINATE THE EXCHANGE PRIVILEGE OF ANY INVESTOR WHOSE PATTERN OF EXCHANGE ACTIVITY THEY HAVE DETERMINED INVOLVES ACTUAL OR POTENTIAL HARM TO THE FUND.


 PURCHASE MINIMUMS FOR CLASS A AND B SHARES
 To establish an account (including retirement plan accounts)   $    250
   For a retirement plan account through payroll deduction      $     25
 To add to an account                                           $     50
   For a retirement plan account through payroll deduction      $     25
 PURCHASE MAXIMUM FOR CLASS B SHARES                            $100,000

AMERICAN MUTUAL FUND / PROSPECTUS

 SHARE PRICE

 The fund calculates its share price, also called net asset value, as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, market prices are used when available. The fund has adopted procedures to make "fair value" determinations when reliable market prices for particular securities are not available.

 Your shares will be purchased at the net asset value plus any applicable sales charge in the case of Class A shares, or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. Sales of certain Class A and B shares may be subject to contingent deferred sales charges.

 ---------------------------------------------------------
 SALES CHARGES

 CLASS A

 The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below.


                             SALES CHARGE AS A PERCENTAGE OF
                             ----------------------------------
                                                                    DEALER
                                                    NET           COMMISSION
                                OFFERING          AMOUNT           AS % OF
 INVESTMENT                       PRICE          INVESTED       OFFERING PRICE
 ------------------------------------------------------------------------------
 Less than $25,000                5.75%            6.10%            5.00%
 ------------------------------------------------------------------------------
 $25,000 but less than            5.00%            5.26%            4.25%
 $50,000
 ------------------------------------------------------------------------------
 $50,000 but less than            4.50%            4.71%            3.75%
 $100,000
 ------------------------------------------------------------------------------
 $100,000 but less than           3.50%            3.63%            2.75%
 $250,000
 ------------------------------------------------------------------------------
 $250,000 but less than           2.50%            2.56%            2.00%
 $500,000
 ------------------------------------------------------------------------------
 $500,000 but less than           2.00%            2.04%            1.60%
 $750,000
 ------------------------------------------------------------------------------
 $750,000 but less than $1
 million                          1.50%            1.52%            1.20%
 ------------------------------------------------------------------------------
 $1 million or more and certain other
 investments described below           see below  see below  see below

                                               AMERICAN MUTUAL FUND / PROSPECTUS

 CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

 Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Investments made through retirement plans, endowments or foundations with $50 million or more in assets, or through certain qualified fee-based programs may also be made with no sales charge and are not subject to a contingent deferred sales charge. The fund may pay a dealer concession of up to 1% under its Plan of Distribution on investments made with no initial sales charge.

 CLASS B

 Class B shares are sold without any initial sales charge. However, a contingent deferred sales charge may be applied to the value of the shares you redeem within six years of purchase, as shown in the table below.


 Shares sold within year           1    2    3    4    5     6
 ----------------------------------------------------------------
 Contingent deferred sales charge  5%   4%   4%   3%   2%    1%


 Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent Deferred Sales Charge Waivers for Class B Shares" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first and then shares that you have owned the longest. American Funds Distributors pays compensation equal to 4% of the amount invested to dealers who sell Class B shares.

 CLASS B CONVERSION TO A SHARES

 Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that this automatic conversion is not taxable. Should their position change, shareholders would still have the option of converting but may face certain tax consequences. Please see the statement of additional information for more information.

AMERICAN MUTUAL FUND / PROSPECTUS

 ---------------------------------------------------------
 SALES CHARGE REDUCTIONS AND WAIVERS

 You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your Class A sales charge or waiver of your Class B contingent deferred sales charge using one or any combination of the methods described below, in the statement of additional information and "Welcome to the Family."

 REDUCING YOUR CLASS A SALES CHARGE

 You and your "immediate family" (your spouse and your children under the age of 21) may combine investments to reduce your Class A sales charge.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for their own account(s) and/or:

  . trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust.

  .  solely controlled business accounts.

  .  single-participant retirement plans.

 Other types of accounts may also be aggregated. You should check with your financial adviser or consult the statement of additional information or "Welcome to the Family" for more information.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases of Class A and/or B shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

 RIGHTS OF ACCUMULATION

 You may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing Class A and B holdings in the American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to determine your Class A sales charge. Direct purchases of money market funds are excluded.

                                               AMERICAN MUTUAL FUND / PROSPECTUS

 STATEMENT OF INTENTION

 You can reduce the sales charge you pay on your Class A share purchases by establishing a Statement of Intention. A Statement of Intention allows you to combine all Class A and B share non-money market fund purchases, as well as individual American Legacy variable annuity and life insurance policies you intend to make over a 13-month period, to determine the applicable sales charge. At your request purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of your account may be held in escrow to cover additional Class A sales charges which may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

 CONTINGENT DEFERRED SALES CHARGE WAIVERS FOR CLASS B SHARES

 The contingent deferred sales charge on Class B shares may be waived in the following cases:

  . when receiving payments through systematic withdrawal plans (up to 12% of the value of your account);

  . when receiving required minimum distributions from retirement accounts upon reaching age 70 1/2; or

  . for redemptions due to death or post-purchase disability of the shareholder.

 For more information, please consult your financial adviser, the statement of additional information or "Welcome to the Family."

AMERICAN MUTUAL FUND / PROSPECTUS

 ---------------------------------------------------------
 PLANS OF DISTRIBUTION
 The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for annual expenses of up to 0.25% for Class A shares and 1.00% for Class B shares. Up to 0.25% of these payments are used to pay service fees to qualified dealers for providing certain shareholder services. The remaining 0.75% expense for Class B shares is used for financing commissions paid to your dealer. The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year is indicated above under "Fees and Expenses of the Fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B shares may cost you more over time than paying the initial sales charge for Class A shares.

 OTHER COMPENSATION TO DEALERS

 American Funds Distributors may provide additional compensation to, or sponsor informational meetings for, dealers as described in the statement of additional information.

                                               AMERICAN MUTUAL FUND / PROSPECTUS

 ---------------------------------------------------------
 HOW TO SELL SHARES

 Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

  THROUGH YOUR DEALER (CERTAIN CHARGES MAY APPLY)

  .  Shares held for you in your dealer's name must be sold through the dealer.

  WRITING TO AMERICAN FUNDS SERVICE COMPANY

  .  Requests must be signed by the registered shareholder(s).

  .  A signature guarantee is required if the redemption is:

     -- Over $50,000;

     -- Made payable to someone other than the registered shareholder(s); or

     -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

  . American Funds Service Company reserves the right to require signature guarantee(s) on all redemptions.

  . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

  TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/:

  . Redemptions by telephone, fax, or computer (including American FundsLine and American FundsLine OnLine) are limited to $50,000 per shareholder each day.

  .  Checks must be made payable to the registered shareholder.

  . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

AMERICAN MUTUAL FUND / PROSPECTUS

 TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE OR FUNDSLINE ONLINE

 Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

 Unless you decide not to have telephone, fax, or computer services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

                                               AMERICAN MUTUAL FUND / PROSPECTUS

 ---------------------------------------------------------
 DISTRIBUTIONS AND TAXES

 DIVIDENDS AND DISTRIBUTIONS

 The fund intends to distribute dividends to you, if any, usually in March, June, September and December. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

 You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or any other fund in The American Funds Group or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.

 TAXES ON DISTRIBUTIONS

 Distributions you receive from the fund may be subject to income tax and may also be subject to state or local taxes - unless you are exempt from taxation.

 For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The fund's distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest distributions or receive them in cash.

 TAXES ON TRANSACTIONS

 Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

 Please see the statement of additional information, the "Welcome to the Family" guide, and your tax adviser for further information.

AMERICAN MUTUAL FUND / PROSPECTUS

FINANCIAL HIGHLIGHTS/1/

The financial highlights table is intended to help you understand the fund's results for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                       Net gains/(losses) on
              Net asset                     securities                    Dividends
                value,        Net         (both realized      Total from  (from net   Distributions                   Net asset
Year ended   Beginning of  investment           and           investment  investment  (from capital      Total      value, end of
 October 31      year        income         unrealized)       operations   income)       gains)      distributions      year
-----------------------------------------------------------------------------------------------------------------------------------
 CLASS A:
2000            $30.09       $.80/2/          $(.74)/2/          $.06       $(.74)       $(5.05)        $(5.79)        $24.36
1999             31.18        .82              1.78              2.60        (.76)        (2.93)         (3.69)         30.09
1998             30.14        .84              3.48              4.32        (.80)        (2.48)         (3.28)         31.18
1997             26.54        .83              5.19              6.02        (.81)        (1.61)         (2.42)         30.14
1996             24.17        .84              3.52              4.36        (.84)        (1.15)         (1.99)         26.54
 CLASS B:
2000             21.78        .37/2/           2.46/2/           2.83        (.31)         -              (.31)         24.30

                                           Ratio of    Ratio of net
                            Net assets,   expenses to   income to
Year ended                  end of year   average net  average net      Portfolio
 October 31  Total return  (in millions)    assets        assets      turnover rate
------------------------------------------------------------------------------------
 CLASS A:
2000             1.20%        $8,343          .59%        3.29%          29.35%/4/
1999             9.01         10,421          .57         2.67           41.53
1998            15.15         10,215          .56         2.75           28.97
1997            24.19          9,362          .58         2.95           19.16
1996            18.89          7,759          .59         3.36           24.21
 CLASS B:
2000            13.07             10         1.38/3/      2.33/3/        29.35/4/



1 The years 1996 through 2000 represent, for Class A shares, fiscal years ended
 October 31. The period ended 2000 represents, for Class B shares, the 230-day period ended October 31, 2000. Class B shares were not offered before March 15, 2000. The total return for Class B is based on activity during the period and thus is not representative of a full year. Total returns exclude all sales charges, including contingent deferred sales charges.

2 Based on average shares outstanding.

3 Annualized.

4 Represents portfolio turnover rate (equivalent for all share classes) for the year ended October 31, 2000.

                                               AMERICAN MUTUAL FUND / PROSPECTUS

 FOR SHAREHOLDER SERVICES                  American Funds Service Company
                                                             800/421-0180
 FOR RETIREMENT PLAN SERVICES    Call your employer or plan administrator
 FOR DEALER SERVICES                          American Funds Distributors
                                                     800/421-9900 Ext. 11
 FOR 24-HOUR INFORMATION                            American FundsLine(R)
                                                             800/325-3590
                                             American FundsLine OnLine(R)
                                             http://www.americanfunds.com


            Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

 MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

 ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS Contains additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

 STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

 The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

 HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

                            *     *     *     *     *

 If you would like to receive individual copies of these documents at no charge, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, California 90071.
 Investment Company File No. 811-572
                                                       Printed on recycled paper

THE FUND PROVIDES SPANISH TRANSLATIONS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS FOR THE FUND.

/s/ Julie F. Williams
Julie F. Williams
Secretary

                           American Mutual Fund/(R)/

                                   Prospectus
                                JANUARY 1, 2001



 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
 OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS
 A CRIMINAL OFFENSE.

 ---------------------------------------------------------
 AMERICAN MUTUAL FUND, INC.

 333 South Hope Street
 Los Angeles, California 90071


                               TICKER   NEWSPAPER      FUND
                               SYMBOL  ABBREVIATION   NUMBER
 ------------------------------------------------------------
 Class A                       AMRMX      Amutl         03
 Class B                       AMFBX      AMutlB       203





 TABLE OF CONTENTS
 -------------------------------------------------------
  Risk/Return Summary                               2
 -------------------------------------------------------
  Fees and Expenses of the Fund                     5
 -------------------------------------------------------
  Investment Objectives, Strategies and Risks       6
 -------------------------------------------------------
  Management and Organization                       9
 -------------------------------------------------------
  Shareholder Information                          11
 -------------------------------------------------------
  Choosing a Share Class                           12
 -------------------------------------------------------
  Purchase and Exchange of Shares                  13
 -------------------------------------------------------
  Sales Charges                                    14
 -------------------------------------------------------
  Sales Charge Reductions and Waivers              16
 -------------------------------------------------------
  Plans of Distribution                            18
 -------------------------------------------------------
  How to Sell Shares                               19
 -------------------------------------------------------
  Distributions and Taxes                          21
 -------------------------------------------------------
  Financial Highlights                             22
 -------------------------------------------------------

AMERICAN MUTUAL FUND / PROSPECTUS
                                                                  AMF-010-0101/B

 ---------------------------------------------------------
 RISK/RETURN SUMMARY

 The fund seeks to provide you with current income, growth of capital and conservation of principal. The fund invests primarily in common stocks of larger, more established companies that have long records of increasing earnings and dividends.

 The fund is designed for investors seeking both income and capital appreciation, as well as conservation of principal. In pursuing its objectives, the fund seeks to develop a portfolio that is more resilient to market declines. The fund's equity investments are limited to securities included on its eligible list, which consists of securities that are deemed suitable by the fund's board of directors in light of the fund's investment objectives and policies. An investment in the fund is subject to risks, including the possibility that the fund's income and the value of its investments may fluctuate in response to economic, political or social events in the U.S. or abroad. The prices of equity securities owned by the fund may be affected by events specifically involving the companies issuing those securities.

 Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

 YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                               AMERICAN MUTUAL FUND / PROSPECTUS

 INVESTMENT RESULTS

 The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.



                 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES

   (Results do not include a sales charge; if one were included, results would be lower.)
 [bar graph]
 1990   -1.62%
 1991   21.72%
 1992    7.83%
 1993   14.28%
 1994    0.33%
 1995   31.38%
 1996   16.22%
 1997   26.39%
 1998   14.76%
 1999   -0.12%
 [end graph]

  The fund's year-to-date return for the nine months ended September 30, 2000 was 2.12%.
 ------------------------------------------------------------------------------





 The fund's highest/lowest quarterly results during this time period were:

 HIGHEST                12.44%   (quarter ended December 31, 1998)
 LOWEST                 -8.68%  (quarter ended September 30, 1990)

AMERICAN MUTUAL FUND / PROSPECTUS

 For periods ended December 31, 1999:

 AVERAGE ANNUAL
 TOTAL RETURN                    ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME/1/
 Class A - began 2/21/50
 (with the maximum sales charge   -5.86%     15.83%     11.93%       13.00%
 imposed)
 ------------------------------------------------------------------------------
 Class B - began 3/15/00            N/A        N/A        N/A          N/A
 ------------------------------------------------------------------------------
 S&P 500/2/                       21.01%     28.49%     18.17%       13.56%
 ------------------------------------------------------------------------------
 Lipper Multi-Cap Value            5.94%     17.82%     13.03%         N/A
 Index/3/
 ------------------------------------------------------------------------------


 Class A yield:  3.08%
 (For current yield information, please call American FundsLine at 1-800-325-3590).

 1 Lifetime figures are from the date the fund's Class A shares began investment operations.

 2 The Standard & Poor's 500 Composite Index is a market capitalization-weighted measurement of changes in stock market conditions based on the weighted average performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions or expenses.

 3 The Lipper Multi-Cap Value Fund Index is an equally weighted index of 30 funds which invest in a variety of market capitalization ranges. These funds seek long-term growth of capital by investing in companies that are considered to be undervalued relative to a major unmanaged stock index based on price-to-current earnings or other factors. The results of the underlying funds in the index include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions but do not reflect sales charges. This index was not in existence as of the date the fund's Class A shares began operations, therefore, lifetime results are not available.



 Unlike the bar chart on the previous page, this table reflects the fund's investment results with the maximum initial or deferred sales charge imposed, as required by Securities and Exchange Commission rules. Class A share results reflect the maximum initial sales charge of 5.75%. Sales charges are reduced for purchases of $25,000 or more. Results would be higher if they were calculated at net asset value. All fund results reflect the reinvestment of dividend and capital gain distributions.

 Class B shares are subject to a maximum deferred sales charge of 5.00% if shares are redeemed within the first year of purchasing them. The deferred sales charge declines thereafter until it reaches 0% after six years. Class B shares convert to Class A shares after eight years. Since the fund's Class B shares were first made available on March 15, 2000, comparable results are not available as of the most recent calendar year-end.

                                               AMERICAN MUTUAL FUND / PROSPECTUS

 ---------------------------------------------------------
 FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES
 (fees paid directly from your investment)             CLASS A    CLASS B
 --------------------------------------------------------------------------
 Maximum sales charge imposed on purchases              5.75%/1/   0.00%
 (as a percentage of offering price)
 --------------------------------------------------------------------------
 Maximum sales charge imposed on reinvested dividends   0.00%      0.00%
 --------------------------------------------------------------------------
 Maximum deferred sales charge                          0.00%/2/   5.00%/3/
 --------------------------------------------------------------------------
 Redemption or exchange fees                            0.00%      0.00%


 1 Sales charges are reduced or eliminated for purchases of $25,000 or more.

 2 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.

 3 Deferred sales charges are reduced after 12 months and eliminated after six years.

 ANNUAL FUND OPERATING EXPENSES
 (expenses that are deducted from fund assets)  CLASS A    CLASS B/1/
 -----------------------------------------------
 Management Fees                                 0.28%       0.28%
 Distribution and/or Service (12b-1) Fees        0.21%/2/    1.00%
 Other Expenses                                  0.10%       0.10%
 Total Annual Fund Operating Expenses            0.59%       1.38%


 1 Annualized.

 2 Class A 12b-1 expenses may not exceed 0.25% of the fund's average net assets annually.

 EXAMPLE

 This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year and that the fund's operating expenses remain the same as shown above. The "Class A" example reflects the maximum initial sales charge in Year One. The "Class B - assuming redemption" example reflects applicable contingent deferred sales charges through Year Six (after which time they are eliminated). Both Class B examples reflect Class A expenses for Years 9 and 10 since Class B shares automatically convert to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions your cumulative expenses would be:

                                   YEAR  YEAR   YEAR   YEAR
                                   ONE   THREE  FIVE   TEN
 Class A                           $632  $753   $885  $1,270
 ----------------------------------------------------------------------------
 Class B - assuming redemption     $640  $837   $955  $1,441
 Class B - assuming no redemption  $140  $437   $755  $1,441

AMERICAN MUTUAL FUND / PROSPECTUS

 ---------------------------------------------------------
 INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

 The fund strives for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal. The fund invests primarily in common stocks of companies that are likely to participate in the growth of the American economy and whose dividends are well protected. In addition, the fund may invest in global companies that are part of the Standard & Poor's 500 Composite Index. The fund's equity investments are limited to securities included on its eligible list, which is approved by the fund's board of directors. The list consists of securities deemed suitable in light of the fund's investment objectives and policies generally described above. Securities are added to, or deleted from, the eligible list by the fund's board of directors after reviewing and acting on the recommendations of the fund's investment adviser.

 The values of equity securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned in the fund, adverse conditions affecting the general economy, overall market declines, world political, social and economic instability, and currency and interest rate fluctuations.

 The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's growth objective, but it also would reduce the fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions. The fund may also invest in debt securities.

 The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when the investment adviser believes they no longer represent good long-term value.

                                               AMERICAN MUTUAL FUND / PROSPECTUS

 ADDITIONAL INVESTMENT RESULTS


                                   NINE             FOR PERIODS ENDED
                                   MONTHS           DECEMBER 31, 1999
 AVERAGE ANNUAL                    ENDED    ONE     FIVE    TEN
 TOTAL RETURN                     9/30/00   YEAR    YEARS   YEARS   LIFETIME/1/
 Class A - began 2/21/50           2.12%   -0.12%  17.21%  12.60%     13.13%
 (with no sales charge imposed)
 -------------------------------------------------------------------------------
 Class B - began 3/15/00            N/A      N/A     N/A     N/A       N/A%
 -------------------------------------------------------------------------------
 S&P 500/2/                       -1.40%   21.01%  28.49%  18.17%     13.56%
 -------------------------------------------------------------------------------
 Lipper Multi-Cap Value Index/3/   4.95%    5.94%  17.82%  13.03%       N/A
 -------------------------------------------------------------------------------


 Class A distribution rate/4/:  2.56%

 1 Lifetime figures are from the date the fund's Class A shares began investment operations.

 2 The Standard & Poor's 500 Composite Index is a market capitalization-weighted measurement of changes in stock market conditions based on the weighted average performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions or expenses.

 3 The Lipper Multi-Cap Value Fund Index is an equally weighted index of 30 funds which invest in a variety of market capitalization ranges. These funds seek long-term growth of capital by investing in companies that are considered to be undervalued relative to a major unmanaged stock index based on price-to-current earnings or other factors. The results of the underlying funds in the index include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions but do not reflect sales charges. This index was not in existence as of the date the fund's Class A shares began operations, therefore, lifetime results are not available.

 4 The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.

AMERICAN MUTUAL FUND / PROSPECTUS

 The following chart illustrates the industry mix of the fund's investment portfolio as of the end of the fund's fiscal year, October 31, 2000.

 [pie chart]
 Banks 9.45%
 Diversified Telecommunication Services 8.46%
 Oil & Gas 8.29%
 Electric Utilities 5.96%
 Insurance 5.47%
 Other Industries 39.21%
 Bonds, Notes, Cash & Equivalents 23.16%
 [end chart]

                                                                      PERCENT OF
 LARGEST INDIVIDUAL EQUITY HOLDINGS                                   NET ASSETS
 ---------------------------------------------------------------------------------
 Verizon Communications                                                  2.31%
 ---------------------------------------------------------------------------------
 SBC Communications Inc.                                                 1.97
 ---------------------------------------------------------------------------------
 Bank of America Corp.                                                   1.91
 ---------------------------------------------------------------------------------
 Household International, Inc.                                           1.84
 ---------------------------------------------------------------------------------
 BANK ONE CORP.                                                          1.83
 ---------------------------------------------------------------------------------
 Allstate                                                                1.80
 ---------------------------------------------------------------------------------
 CenturyTel, Inc.                                                        1.57
 ---------------------------------------------------------------------------------
 Royal Dutch Petroleum Co.                                               1.50
 ---------------------------------------------------------------------------------
 Xcel Energy Inc.                                                        1.47
 ---------------------------------------------------------------------------------
 Southern Co.                                                            1.44



 Because the fund is actively managed, its holdings will change from time to time.

                                               AMERICAN MUTUAL FUND / PROSPECTUS

 ---------------------------------------------------------
 MANAGEMENT AND ORGANIZATION

 INVESTMENT ADVISER

 Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is discussed earlier under "Fees and Expenses of the Fund."

 MULTIPLE PORTFOLIO COUNSELOR SYSTEM

 Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for American Mutual Fund are listed on the following page.

AMERICAN MUTUAL FUND / PROSPECTUS

                                                                                           APPROXIMATE YEARS OF EXPERIENCE
                                                                                            AS AN INVESTMENT PROFESSIONAL
                                                                                           (INCLUDING THE LAST FIVE YEARS)
                                                               YEARS OF EXPERIENCE
                                                             AS PORTFOLIO COUNSELOR       -----------------------------------
            PORTFOLIO                                      (AND RESEARCH PROFESSIONAL,      WITH CAPITAL
          COUNSELORS FOR                                       IF APPLICABLE) FOR           RESEARCH AND
         AMERICAN MUTUAL                                      AMERICAN MUTUAL FUND           MANAGEMENT
               FUND              PRIMARY TITLE(S)                 (APPROXIMATE)                COMPANY
         ---------------------------------------------------------------------------------  OR AFFILIATES      TOTAL YEARS
                                                                                          -----------------------------------
         JAMES K. DUNTON   Chairman of the Board and     31 years                         38 years           38 years
                           Principal Executive Officer
                           of the fund. Senior Vice
                           President and Director,
                           Capital Research and
                           Management Company
         --------------------------------------------------------------------------------------------------------------------
         ROBERT G.         President and Director of     13 years (plus 11 years as a     25 years           29 years
         O'DONNELL         the fund. Senior Vice         research professional prior to
                           President and Director,       becoming a portfolio counselor
                           Capital Research and          for the fund)
                           Management Company
         --------------------------------------------------------------------------------------------------------------------
         JON B. LOVELACE,  Chairman Emeritus of the      41 years                         49 years           49 years
         JR.               fund. Chairman Emeritus,
                           Capital Research and
                           Management Company
         --------------------------------------------------------------------------------------------------------------------
         ALAN N.           Vice President of the fund.   1 year (plus 10 years as a       10 years           15 years
         BERRO             Senior Vice President,        research professional prior to
                           Capital Research Company*     becoming a portfolio counselor
                                                         for the fund)
         --------------------------------------------------------------------------------------------------------------------
         J. DALE           Vice President of the fund.   1 year (plus 8 years as a        9 years            11 years
         HARVEY            Vice President, Capital       research professional prior to
                           Research Company*             becoming a portfolio counselor
                                                         for the fund)
         R. MICHAEL        Chairman of the Board and     15 years (plus 7 years as a      36 years           36 years
         SHANAHAN          Principal Executive Officer,  research professional prior to
                           Capital Research and          becoming a portfolio counselor
                           Management Company            for the fund)

         * Company affiliated with Capital Research and Management Company
--------------------------------------------------------------------------------------------------------------------------------

                                               AMERICAN MUTUAL FUND / PROSPECTUS

 ---------------------------------------------------------
 SHAREHOLDER INFORMATION

 SHAREHOLDER SERVICES

 American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS

                     Call toll-Free from anywhere in the U.S.
                               (8 a.m. to 8 p.m. ET):
                                   800/421-0180

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
Service Center     Service Center      Service Center         Service Center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 2205      P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Brea, California   San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
92822-2205         78265-9522          46206-6007             23501-2280
Fax: 714/671-7080  Fax: 210/474-4050   Fax: 317/735-6620      Fax: 757/670-4773

 A COMPLETE DESCRIPTION OF THE SERVICES WE OFFER IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

 You may invest in the fund through various retirement plans. However, Class B shares generally are not available to certain retirement plans (for example, group retirement plans such as 401(k) plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans). Some retirement plans or accounts held by investment dealers may not offer certain services. If you have any questions, please contact American Funds Service Company, your plan administrator/trustee or dealer.

AMERICAN MUTUAL FUND / PROSPECTUS

 ---------------------------------------------------------
 CHOOSING A SHARE CLASS

 The fund offers both Class A and Class B shares. Each share class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation.

 Factors you should consider in choosing a class of shares include:

  .  How long you expect to own the shares

  .  How much you intend to invest

  .  The expenses associated with owning shares of each class

  . Whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver)

 EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

 Differences between Class A and Class B shares include:


               CLASS A                                 CLASS B
 ------------------------------------------------------------------------------
  Initial sales charge of up to         No initial sales charge.
  5.75%. Sales charges are reduced or
  eliminated for purchases of $25,000
  or more (see "Sales Charges - Class
  A").
 ------------------------------------------------------------------------------
  Distribution and service (12b-1)      Distribution and service (12b-1) fees
  fees of up to 0.25% annually.         of 1.00% annually.
 ------------------------------------------------------------------------------
  Higher dividends, if any, than        Lower dividends, if any, than Class A
  Class B shares due to lower annual    shares due to higher distribution fees
  expenses.                             and other expenses.
 ------------------------------------------------------------------------------
  No contingent deferred sales charge   A contingent deferred sales charge if
  (except on certain redemptions on     you sell shares within six years of
  purchases of $1 million or more       buying them.  The charge starts at 5%
  bought without an initial sales       and declines thereafter until it
  charge).                              reaches 0% after six years. (See "Sales
                                        Charges - Class B.")
 ------------------------------------------------------------------------------
  No purchase maximum.                  Maximum purchase of $100,000.
 ------------------------------------------------------------------------------
                                        Automatic conversion to Class A shares
                                        after eight years, reducing future
                                        annual expenses.
 ------------------------------------------------------------------------------

                                               AMERICAN MUTUAL FUND / PROSPECTUS

 ---------------------------------------------------------
 PURCHASE AND EXCHANGE OF SHARES

 PURCHASE

 Generally, you may open an account by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares using various options described in the statement of additional information and "Welcome to the Family."

 EXCHANGE

 You may exchange your shares into shares of the same class of other funds in The American Funds Group generally without a sales charge. For purposes of computing the contingent deferred sales charge on Class B shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

 Exchanges of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone..." for information regarding electronic exchanges.

 THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S PRINCIPAL UNDERWRITER, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. ALTHOUGH THERE IS CURRENTLY NO SPECIFIC LIMIT ON THE NUMBER OF EXCHANGES YOU CAN MAKE IN A PERIOD OF TIME, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND MAY TERMINATE THE EXCHANGE PRIVILEGE OF ANY INVESTOR WHOSE PATTERN OF EXCHANGE ACTIVITY THEY HAVE DETERMINED INVOLVES ACTUAL OR POTENTIAL HARM TO THE FUND.


 PURCHASE MINIMUMS FOR CLASS A AND B SHARES
 To establish an account (including retirement plan accounts)   $    250
   For a retirement plan account through payroll deduction      $     25
 To add to an account                                           $     50
   For a retirement plan account through payroll deduction      $     25
 PURCHASE MAXIMUM FOR CLASS B SHARES                            $100,000

AMERICAN MUTUAL FUND / PROSPECTUS

 SHARE PRICE

 The fund calculates its share price, also called net asset value, as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, market prices are used when available. The fund has adopted procedures to make "fair value" determinations when reliable market prices for particular securities are not available.

 Your shares will be purchased at the net asset value plus any applicable sales charge in the case of Class A shares, or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. Sales of certain Class A and B shares may be subject to contingent deferred sales charges.

 ---------------------------------------------------------
 SALES CHARGES

 CLASS A

 The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below.


                             SALES CHARGE AS A PERCENTAGE OF
                             ----------------------------------
                                                                    DEALER
                                                    NET           COMMISSION
                                OFFERING          AMOUNT           AS % OF
 INVESTMENT                       PRICE          INVESTED       OFFERING PRICE
 ------------------------------------------------------------------------------
 Less than $25,000                5.75%            6.10%            5.00%
 ------------------------------------------------------------------------------
 $25,000 but less than            5.00%            5.26%            4.25%
 $50,000
 ------------------------------------------------------------------------------
 $50,000 but less than            4.50%            4.71%            3.75%
 $100,000
 ------------------------------------------------------------------------------
 $100,000 but less than           3.50%            3.63%            2.75%
 $250,000
 ------------------------------------------------------------------------------
 $250,000 but less than           2.50%            2.56%            2.00%
 $500,000
 ------------------------------------------------------------------------------
 $500,000 but less than           2.00%            2.04%            1.60%
 $750,000
 ------------------------------------------------------------------------------
 $750,000 but less than $1
 million                          1.50%            1.52%            1.20%
 ------------------------------------------------------------------------------
 $1 million or more and certain other
 investments described below           see below  see below  see below

                                               AMERICAN MUTUAL FUND / PROSPECTUS

 CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

 Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Investments made through retirement plans, endowments or foundations with $50 million or more in assets, or through certain qualified fee-based programs may also be made with no sales charge and are not subject to a contingent deferred sales charge. The fund may pay a dealer concession of up to 1% under its Plan of Distribution on investments made with no initial sales charge.

 CLASS B

 Class B shares are sold without any initial sales charge. However, a contingent deferred sales charge may be applied to the value of the shares you redeem within six years of purchase, as shown in the table below.


 Shares sold within year           1    2    3    4    5     6
 ----------------------------------------------------------------
 Contingent deferred sales charge  5%   4%   4%   3%   2%    1%


 Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent Deferred Sales Charge Waivers for Class B Shares" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first and then shares that you have owned the longest. American Funds Distributors pays compensation equal to 4% of the amount invested to dealers who sell Class B shares.

 CLASS B CONVERSION TO A SHARES

 Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that this automatic conversion is not taxable. Should their position change, shareholders would still have the option of converting but may face certain tax consequences. Please see the statement of additional information for more information.

AMERICAN MUTUAL FUND / PROSPECTUS

 ---------------------------------------------------------
 SALES CHARGE REDUCTIONS AND WAIVERS

 You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your Class A sales charge or waiver of your Class B contingent deferred sales charge using one or any combination of the methods described below, in the statement of additional information and "Welcome to the Family."

 REDUCING YOUR CLASS A SALES CHARGE

 You and your "immediate family" (your spouse and your children under the age of 21) may combine investments to reduce your Class A sales charge.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for their own account(s) and/or:

  . trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust.

  .  solely controlled business accounts.

  .  single-participant retirement plans.

 Other types of accounts may also be aggregated. You should check with your financial adviser or consult the statement of additional information or "Welcome to the Family" for more information.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases of Class A and/or B shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

 RIGHTS OF ACCUMULATION

 You may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing Class A and B holdings in the American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to determine your Class A sales charge. Direct purchases of money market funds are excluded.

                                               AMERICAN MUTUAL FUND / PROSPECTUS

 STATEMENT OF INTENTION

 You can reduce the sales charge you pay on your Class A share purchases by establishing a Statement of Intention. A Statement of Intention allows you to combine all Class A and B share non-money market fund purchases, as well as individual American Legacy variable annuity and life insurance policies you intend to make over a 13-month period, to determine the applicable sales charge. At your request purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of your account may be held in escrow to cover additional Class A sales charges which may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

 CONTINGENT DEFERRED SALES CHARGE WAIVERS FOR CLASS B SHARES

 The contingent deferred sales charge on Class B shares may be waived in the following cases:

  . when receiving payments through systematic withdrawal plans (up to 12% of the value of your account);

  . when receiving required minimum distributions from retirement accounts upon reaching age 70 1/2; or

  . for redemptions due to death or post-purchase disability of the shareholder.

 For more information, please consult your financial adviser, the statement of additional information or "Welcome to the Family."

AMERICAN MUTUAL FUND / PROSPECTUS

 ---------------------------------------------------------
 PLANS OF DISTRIBUTION

 The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for annual expenses of up to 0.25% for Class A shares and 1.00% for Class B shares. Up to 0.25% of these payments are used to pay service fees to qualified dealers for providing certain shareholder services. The remaining 0.75% expense for Class B shares is used for financing commissions paid to your dealer. The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year is indicated above under "Fees and Expenses of the Fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B shares may cost you more over time than paying the initial sales charge for Class A shares.

 OTHER COMPENSATION TO DEALERS

 American Funds Distributors may provide additional compensation to, or sponsor informational meetings for, dealers as described in the statement of additional information.

                                               AMERICAN MUTUAL FUND / PROSPECTUS

 ---------------------------------------------------------
 HOW TO SELL SHARES

 Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

  THROUGH YOUR DEALER (CERTAIN CHARGES MAY APPLY)

  .  Shares held for you in your dealer's name must be sold through the dealer.

  WRITING TO AMERICAN FUNDS SERVICE COMPANY

  .  Requests must be signed by the registered shareholder(s).

  .  A signature guarantee is required if the redemption is:

     -- Over $50,000;

     -- Made payable to someone other than the registered shareholder(s); or

     -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

  . American Funds Service Company reserves the right to require signature guarantee(s) on all redemptions.

  . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

  TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/:

  . Redemptions by telephone, fax, or computer (including American FundsLine and American FundsLine OnLine) are limited to $50,000 per shareholder each day.

  .  Checks must be made payable to the registered shareholder.

  . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

AMERICAN MUTUAL FUND / PROSPECTUS

 TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE OR FUNDSLINE ONLINE

 Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

 Unless you decide not to have telephone, fax, or computer services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

                                               AMERICAN MUTUAL FUND / PROSPECTUS

 ---------------------------------------------------------
 DISTRIBUTIONS AND TAXES

 DIVIDENDS AND DISTRIBUTIONS

 The fund intends to distribute dividends to you, if any, usually in March, June, September and December. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

 You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or any other fund in The American Funds Group or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.

 TAXES ON DISTRIBUTIONS

 Distributions you receive from the fund may be subject to income tax and may also be subject to state or local taxes - unless you are exempt from taxation.

 For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The fund's distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest distributions or receive them in cash.

 TAXES ON TRANSACTIONS

 Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

 Please see the statement of additional information, the "Welcome to the Family" guide, and your tax adviser for further information.

AMERICAN MUTUAL FUND / PROSPECTUS

FINANCIAL HIGHLIGHTS/1/

The financial highlights table is intended to help you understand the fund's results for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                       Net gains/(losses) on
              Net asset                     securities                    Dividends
                value,        Net         (both realized      Total from  (from net   Distributions                   Net asset
Year ended   Beginning of  investment           and           investment  investment  (from capital      Total      value, end of
 October 31      year        income         unrealized)       operations   income)       gains)      distributions      year
-----------------------------------------------------------------------------------------------------------------------------------
 CLASS A:
2000            $30.09       $.80/2/          $(.74)/2/          $.06       $(.74)       $(5.05)        $(5.79)        $24.36
1999             31.18        .82              1.78              2.60        (.76)        (2.93)         (3.69)         30.09
1998             30.14        .84              3.48              4.32        (.80)        (2.48)         (3.28)         31.18
1997             26.54        .83              5.19              6.02        (.81)        (1.61)         (2.42)         30.14
1996             24.17        .84              3.52              4.36        (.84)        (1.15)         (1.99)         26.54
 CLASS B:
2000             21.78        .37/2/           2.46/2/           2.83        (.31)         -              (.31)         24.30

                                           Ratio of    Ratio of net
                            Net assets,   expenses to   income to
Year ended                  end of year   average net  average net      Portfolio
 October 31  Total return  (in millions)    assets        assets      turnover rate
------------------------------------------------------------------------------------
 CLASS A:
2000             1.20%        $8,343          .59%        3.29%          29.35%/4/
1999             9.01         10,421          .57         2.67           41.53
1998            15.15         10,215          .56         2.75           28.97
1997            24.19          9,362          .58         2.95           19.16
1996            18.89          7,759          .59         3.36           24.21
 CLASS B:
2000            13.07             10         1.38/3/      2.33/3/        29.35/4/



1 The years 1996 through 2000 represent, for Class A shares, fiscal years ended
 October 31. The period ended 2000 represents, for Class B shares, the 230-day period ended October 31, 2000. Class B shares were not offered before March 15, 2000. The total return for Class B is based on activity during the period and thus is not representative of a full year. Total returns exclude all sales charges, including contingent deferred sales charges.

2 Based on average shares outstanding.

3 Annualized.

4 Represents portfolio turnover rate (equivalent for all share classes) for the year ended October 31, 2000.

                                               AMERICAN MUTUAL FUND / PROSPECTUS

 FOR SHAREHOLDER SERVICES                  American Funds Service Company
                                                             800/421-0180
 FOR RETIREMENT PLAN SERVICES    Call your employer or plan administrator
 FOR DEALER SERVICES                          American Funds Distributors
                                                     800/421-9900 Ext. 11
 FOR 24-HOUR INFORMATION                            American FundsLine(R)
                                                             800/325-3590
                                             American FundsLine OnLine(R)
                                             http://www.americanfunds.com


            Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

 MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

 ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS Contains additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

 STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

 The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

 HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

                            *     *     *     *     *

 If you would like to receive individual copies of these documents at no charge, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, California 90071.
 Investment Company File No. 811-572
                                                       Printed on recycled paper

                           AMERICAN MUTUAL FUND, INC.

                                     Part B
                      Statement of Additional Information

                                January 1, 2001


This document is not a prospectus but should be read in conjunction with the current prospectus of American Mutual Fund (the "fund" or "AMF") dated January 1, 2001. The prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

                           American Mutual Fund, Inc.
                              Attention: Secretary
                              333 South Hope Street
                           Los Angeles, California 90071
                                 (213) 486-9200

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them, and they should contact their employer for details.


                               TABLE OF CONTENTS


Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        4
Fund Organization and Voting Rights . . . . . . . . . . . . . . . .        5
Fund Directors and Other Officers . . . . . . . . . . . . . . . . .        7
Management. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       11
Dividends, Distributions and Taxes. . . . . . . . . . . . . . . . .       14
Purchase of Shares. . . . . . . . . . . . . . . . . . . . . . . . .       18
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       20
Sales Charge Reductions and Waivers . . . . . . . . . . . . . . . .       23
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       26
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       26
Selling Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       27
Shareholder Account Services and Privileges . . . . . . . . . . . .       29
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       31
General Information . . . . . . . . . . . . . . . . . . . . . . . .       32
Class A Share Investment Results and Related Statistics . . . . . .       33
Financial Statements




                         American Mutual Fund - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal market conditions, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


GENERAL GUIDELINE
 .    The fund's equity investments are limited to securities included on its eligible list, which consists of securities deemed suitable by the fund's board of directors in light of the fund's investment objectives and policies.

EQUITY SECURITIES
 .    The fund will invest principally in equity-type securities such as common stocks and securities that are convertible into common stock.

DEBT SECURITIES
 .    The fund's investments in straight debt securities will be rated A or better or unrated but determined to be of equivalent quality.

NON-U.S. SECURITIES
 .    The fund may invest in securities of issuers domiciled outside the U.S.
     that are part of the Standard & Poor's 500 Stock Composite Index.

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objectives, Strategies and Risks."


EQUITY SECURITIES - Equity securities represent an ownership position in a company. These securities may include common stocks and securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. The fund's results will be related to the overall markets for these securities.


DEBT SECURITIES - Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality, and maturity. In general, their prices decline when interest rates rise and vice versa.


SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The fund may invest in securities that have a combination of equity and debt characteristics such as non-convertible preferred stocks and convertible securities. These securities may at times resemble equity more than debt and vice versa. The risks of convertible preferred stock may be similar to those of equity securities. Some types of convertible bonds or preferred stock automatically convert into common stock. Non-convertible preferred stock with stated redemption rates are similar to debt in that they have


                         American Mutual Fund - Page 2
a stated dividend rate akin to the coupon of a bond or note even though they are often classified as equity securities. The prices and yields of non-convertible preferred stock generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


Convertible bonds, convertible preferred stock, and other securities may sometimes be converted into common stock or other securities at a stated conversion ratio. These securities, prior to conversion, pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying equity, general market and economic conditions, convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.


REAL ESTATE INVESTMENT TRUSTS - The fund may invest in securities issued by real estate investment trusts (REITs), which are pooled investment vehicles that primarily invest in real estate or real estate related loans. REITs are not taxed on income distributed to shareholders provided they meet requirements imposed by the Internal Revenue Code. The risks associated with REIT debt investments are similar to the risks of investing in corporate-issued debt. In addition, the return on REITs is dependent on such factors as the skill of management and the real estate environment in general.


U.S. GOVERNMENT SECURITIES - Securities guaranteed by the U.S. Government include direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds). For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


Certain securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Farmers Home Administration, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Tennessee Valley Authority, and Federal Farm Credit Bank System.


CASH AND CASH EQUIVALENTS - These securities include (i) commercial paper (e.g., short-term notes up to 9 months in maturity issued by corporations, governmental bodies or bank/ corporation sponsored conduits (asset-backed commercial paper)),
(ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (e.g., bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. Government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


RESTRICTED SECURITIES AND LIQUIDITY - The fund may purchase securities subject to restrictions on resale. All such securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures which may be adopted by the fund's board


                         American Mutual Fund - Page 3
of directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940 ("1940 Act") as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


These restrictions provide that the fund shall make no investment:


1.   Which involves promotion or business management by the fund;

2. In any security about which information is not available with respect to the history, management, assets, earnings, and income of the issuer;

3. If the investment would cause more than 5% of the value of the assets of the fund, as they exist at the time of investment, to be invested in the securities of any one issuer;

4. If the investment would cause more than 20% of the value of the assets of the fund to be invested in securities of companies in any one industry;

5. If the investment would cause the fund to own more than 10% of any class of securities of any one issuer or more than 10% of the outstanding voting securities of any one issuer;

6. In any security which has not been placed on the fund's "Eligible List" (See Prospectus).

The foregoing restrictions do not apply to the purchase of securities issued or fully guaranteed by the U.S. Government. Such restrictions also do not apply to the acquisition of securities or property in satisfaction of claims or as distributions on securities owned, or to the exercise of rights distributed on securities owned; but if any securities or property so acquired would not be permitted as an investment under the foregoing restrictions, they must be converted into a permissible investment as soon as reasonably practicable.


The fund is not permitted to:


 7.  Invest in real estate;

 8.  Make any investment which would subject it to unlimited liability;

 9.  Buy securities on margin;


                         American Mutual Fund - Page 4

10.  Sell securities short; nor

11.  Borrow money.

For purposes of investment restriction No. 7, although the fund may not invest directly in real estate, it may invest in securities issued by real estate investment trusts (REITs).


The fund does not concentrate investments in one industry or group of industries, invest in commodities, or make loans except in the very occasional instance where interest returns on a loan are particularly favorable, the loan is secured by at least 150% of marketable securities, the total loans outstanding would not exceed 20% of the current market value of the assets of the fund, and total loans to any one borrower would not exceed 5% of the value of such assets. No loans have ever been made to any person under the foregoing authority. Loans may not be made to persons affiliated with the fund. The fund does not invest to control other companies. While the fundamental policies of the fund permit it to act as underwriter of securities issued by others, it is not the practice of the fund to do so. The fundamental policies set forth in this paragraph also may not be changed without shareholder approval.


Further investment policies of the fund include the following: the fund will not purchase or retain the securities of any issuer if those officers and directors of the fund or the Investment Adviser who own beneficially more than 1/2 of 1% of such issuer together own more than 5% of the securities of such issuer; the fund will not invest in the securities of other investment companies (except in connection with the administration of a deferred compensation plan adopted by Directors and to the extent such investments are allowed by an exemptive order granted by the Securities and Exchange Commission); the fund will not invest in securities of companies which, with their predecessors, have a record of less than three years' continuous operations; the fund will not ordinarily purchase securities which are non-income-producing at the time of purchase; the fund will not invest in puts, calls, straddles, spreads or any combination thereof; the fund will not purchase partnership interests in oil, gas, or mineral exploration, drilling or mining ventures; nor will the fund invest more than 5% of the value of the fund's net assets in warrants, valued at the lower of cost or market, with no more than 2% being unlisted on the New York or American Stock Exchanges (warrants acquired by the fund in units or attached to securities may be deemed to be without value); nor invest more than 15% of the value of its total assets in securities which are not readily marketable (including repurchase agreements maturing in more than seven days or securities for which there is no active and substantial market).


                      FUND ORGANIZATION AND VOTING RIGHTS

The fund, an open-end, diversified management investment company, was organized as a Delaware corporation on September 6, 1949 and reincorporated in Maryland on December 20, 1983.


All fund operations are supervised by the fund's Board of Directors which meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described in "Directors and Director Compensation" below. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


                         American Mutual Fund - Page 5

The fund has two classes of shares - Class A and Class B. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors. Class A and Class B shareholders have exclusive voting rights with respect to the rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.


The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.


REMOVAL OF DIRECTORS BY SHAREHOLDERS - At any meeting of shareholders, duly called and at which a quorum is present, shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast, remove any Director from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed Directors. The fund has agreed, at the request of the staff of the Securities and Exchange Commission, to apply the provisions of section 16(c) of the 1940 Act with respect to the removal of Directors, as though the fund were a common-law trust. Accordingly, the Directors of the fund will promptly call a meeting of shareholders for the purpose of voting upon the removal of any Directors when requested in writing to do so by the record holders of at least 10% of the outstanding shares.


                         American Mutual Fund - Page 6

                          FUND DIRECTORS AND OFFICERS

                      Directors and Director Compensation


                                                                                               AGGREGATE
                                                                                              COMPENSATION
                                                                                         (INCLUDING VOLUNTARILY
                                                                                                DEFERRED
                                                                                            COMPENSATION/1/)
                                                                                             FROM THE FUND
                                  POSITION                                                 DURING FISCAL YEAR
                                    WITH             PRINCIPAL OCCUPATION(S) DURING              ENDED
   NAME, ADDRESS AND AGE         REGISTRANT                   PAST 5 YEARS                  OCTOBER 31, 2000
-----------------------------------------------------------------------------------------------------------------
 H. Frederick Christie         Director           Private Investor.  Former President        $      21,657/3/
 P.O. Box 144                                     and Chief Executive Officer, The
 Palos Verdes Estates,CA                          Mission Group (non-utility holding
 90274                                            company, subsidiary of Southern
 Age: 67                                          California Edison Company)
-----------------------------------------------------------------------------------------------------------------
 Mary Anne Dolan               Director           Founder and President, M.A.D., Inc.        $21,000
 1033 Gayley Avenue                               (a communications company)
 Los Angeles, CA 90024
 Age: 53
-----------------------------------------------------------------------------------------------------------------
 + James K. Dunton             Chairman of the    Senior Vice President and Director,               none/4/
 333 South Hope Street         Board              Capital Research and Management
 Los Angeles, CA 90071                            Company
 Age: 62
-----------------------------------------------------------------------------------------------------------------
 Martin Fenton, Jr.            Director           Managing Director, Senior Resource         $      20,700/3/
 4660 La Jolla Village                            Group LLC (development and
 Drive                                            management of senior living
 Suite 725                                        communities)
 San Diego, CA 92121
 Age: 65
-----------------------------------------------------------------------------------------------------------------
 Mary Myers Kauppila           Director           President, Ladera Management Company       $      22,100/3/
 29 Commonwealth Ave.                             (venture capital and agriculture)
 Suite 906
 Boston, MA 02216
 Age: 46
-----------------------------------------------------------------------------------------------------------------
 Bailey Morris-Eck             Director           Senior Associate, Reuters                  $21,500
 1333 H Street, NW                                Foundation; Senior Fellow, Institute
 Washington, DC  20005                            for International Economics;
 Age 56                                           Consultant, The Independent of
                                                  London
-----------------------------------------------------------------------------------------------------------------
 + Robert G. O'Donnell         President and      Senior Vice President and Director,               none/4/
 P.O. Box 7650                 Director           Capital Research and Management
 San Francisco, CA 94120                          Company
 Age: 56
-----------------------------------------------------------------------------------------------------------------
 Kirk P. Pendleton             Director           Chairman/Chief Executive Officer,          $      21,000/3/
 P.O. Box 546                                     Cairnwood, Inc. (venture capital
 Bryn Athyn, PA  19009                            investment)
 Age: 61
-----------------------------------------------------------------------------------------------------------------
 Olin C. Robison               Director           President of the Salzburg Seminar;         $      22,500/3/
 The Marble Works                                 President Emeritus, Middlebury
 P.O. Box 886                                     College
 Middlebury, VT 05753
 Age:  64
-----------------------------------------------------------------------------------------------------------------
 Steven B. Sample              Director           President, University of Southern          $20,500
 Bovard Administration 110                        California
 Los Angeles, CA
  90089-0012
 Age: 60
-----------------------------------------------------------------------------------------------------------------
                                   TOTAL COMPENSATION
                                 (INCLUDING VOLUNTARILY
                                        DEFERRED
                                  COMPENSATION/1/) FROM      TOTAL NUMBER
                                  ALL FUNDS MANAGED BY         OF FUND
                                  CAPITAL RESEARCH AND          BOARDS
                                   MANAGEMENT COMPANY          ON WHICH
                              OR ITS AFFILIATES/2/ FOR THE     DIRECTOR
   NAME, ADDRESS AND AGE      YEAR ENDED OCTOBER 31, 2000     SERVES/2/
--------------------------------------------------------------------------
 H. Frederick Christie             $        214,723/3/            19
 P.O. Box 144
 Palos Verdes Estates,CA
 90274
 Age: 67
--------------------------------------------------------------------------
 Mary Anne Dolan                   $           39,500              3
 1033 Gayley Avenue
 Los Angeles, CA 90024
 Age: 53
--------------------------------------------------------------------------
 + James K. Dunton                            none/4/              2
 333 South Hope Street
 Los Angeles, CA 90071
 Age: 62
--------------------------------------------------------------------------
 Martin Fenton, Jr.                $        134,723/3/            17
 4660 La Jolla Village
 Drive
 Suite 725
 San Diego, CA 92121
 Age: 65
--------------------------------------------------------------------------
 Mary Myers Kauppila               $        116,333/3/             5
 29 Commonwealth Ave.
 Suite 906
 Boston, MA 02216
 Age: 46
--------------------------------------------------------------------------
 Bailey Morris-Eck                 $  95,000                       3
 1333 H Street, NW
 Washington, DC  20005
 Age 56
--------------------------------------------------------------------------
 + Robert G. O'Donnell                        none/4/              2
 P.O. Box 7650
 San Francisco, CA 94120
 Age: 56
--------------------------------------------------------------------------
 Kirk P. Pendleton                          $148,833/3/            7
 P.O. Box 546
 Bryn Athyn, PA  19009
 Age: 61
--------------------------------------------------------------------------
 Olin C. Robison                   $        102,000/3/             3
 The Marble Works
 P.O. Box 886
 Middlebury, VT 05753
 Age:  64
--------------------------------------------------------------------------
 Steven B. Sample                  $           36,000              2
 Bovard Administration 110
 Los Angeles, CA
  90089-0012
 Age: 60
--------------------------------------------------------------------------




                         American Mutual Fund - Page 7

                         American Mutual Fund - Page 8

+ "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company, or the parent company of the Investment Adviser, The Capital Group Companies, Inc.

1 Amounts may be deferred by eligible Directors under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Directors.

2 Capital Research and Management Company manages The American Funds Group consisting of 29 funds: AMCAP Fund, Inc., American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U. S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages American Variable Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicle for certain variable insurance contracts; and Endowments, whose shareholders are limited to (i) any entity exempt from taxation under Section 501(c)(3) of the Internal Revenue Code of 1986, as
  amended ("501(c)(3) organization");      (ii) any trust, the present or future
  beneficiary of which is a 501(c)(3) organization, and (iii) any other entity formed for the primary purpose of benefiting a 501(c)(3) organization. An affiliate of Capital Research and Management Company, Capital International, Inc., manages Emerging Markets Growth Fund, Inc.

3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2000 fiscal year for participating Directors is as follows: Frederick Christie ($160,088), Martin Fenton, Jr. ($87,612), Mary Myers Kauppila ($250,336),
  Bailey Morris-Eck ($20,808), Kirk P. Pendleton ($58,953) and Olin C. Robison ($31,117). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Directors.

4 James K. Dunton and Robert G. O'Donnell are affiliated with the Investment
  Adviser and, accordingly, receive no compensation from the fund.


                         American Mutual Fund - Page 9

                                 OTHER OFFICERS


                                  POSITION(S)          PRINCIPAL OCCUPATION(S)
   NAME AND ADDRESS     AGE     WITH REGISTRANT                DURING
----------------------------------------------------        PAST 5 YEARS
                                                    -----------------------------
James K. Dunton
 (see above)
---------------------------------------------------------------------------------
Robert G. O'Donnell
 (see above)
---------------------------------------------------------------------------------
Timothy D. Armour       40   Senior Vice President  Chairman and Chief Executive
333 South Hope Street                               Officer, Capital Research
Los Angeles, CA 90071                               Company*
---------------------------------------------------------------------------------
Joanna F. Jonsson       37   Senior Vice President  Executive Vice President and
P.O. Box 7650                                       Director,
San Francisco, CA                                   Capital Research Company*
94120
---------------------------------------------------------------------------------
Alan N. Berro           40   Vice President         Senior Vice President,
333 South Hope Street                               Capital Research Company*
Los Angeles, CA 90071
---------------------------------------------------------------------------------
J. Dale Harvey          35   Vice President         Vice President, Capital
333 South Hope Street                               Research Company*
Los Angeles, CA 90071
---------------------------------------------------------------------------------
Stuart R. Strachan      44   Vice President         Vice President and Senior
333 South Hope Street                               Counsel - Fund Business
Los Angeles, CA 90071                               Management Group, Capital
                                                    Research and Management
                                                    Company
---------------------------------------------------------------------------------
Julie F. Williams       52   Secretary              Vice President - Fund
333 South Hope Street                               Business
Los Angeles, CA 90071                               Management Group, Capital
                                                    Research
                                                    and Management Company
---------------------------------------------------------------------------------
Sheryl F. Johnson       32   Treasurer              Vice President - Fund
5300 Robin Hood Road                                Business
Norfolk, VA 23513                                   Management Group, Capital
                                                    Research
                                                    and Management Company
---------------------------------------------------------------------------------
Robert P. Simmer        39   Assistant Treasurer    Vice President - Fund
5300 Robin Hood Road                                Business
Norfolk, VA 23513                                   Management Group, Capital
                                                    Research
                                                    and Management Company
---------------------------------------------------------------------------------


* Company affiliated with Capital Research and Management Company.

All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as Investment Adviser.


No compensation is paid by the fund to any officer or Director who is a director, officer or employee of the Investment Adviser or affiliated companies. The fund pays annual fees of $16,000 to Directors who are not affiliated with the Investment Adviser, plus $1,000 for each Board of Directors meeting attended, plus $500 for each meeting attended as a member of a committee of the Board of Directors. No pension or retirement benefits are accrued as part of fund expenses. The Directors may elect, on a voluntary basis, to defer all or a portion of their


                         American Mutual Fund - Page 10
fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Directors who are not affiliated with the Investment Adviser. As of December 1, 2000 the officers and Directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


                                   MANAGEMENT

INVESTMENT ADVISER - The Investment Adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo), with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The Investment Adviser is responsible for managing more than $300 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the Fund and the Investment Adviser will continue in effect until March 31, 2001, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the fund, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the offices of the fund. The Fund pays all expenses not assumed by the Investment Adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of shares of the fund (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation, fees, and expenses paid to


                         American Mutual Fund - Page 11
directors unaffiliated with the Investment Adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


As compensation for its services, the Investment Adviser receives a monthly fee which is accrued daily, calculated at the following annual rates:


                                NET ASSET LEVEL

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------
         0.384%                $            0             $1,000,000,000
------------------------------------------------------------------------------
          0.33                  1,000,000,000              2,000,000,000
------------------------------------------------------------------------------
         0.294                  2,000,000,000              3,000,000,000
------------------------------------------------------------------------------
          0.27                  3,000,000,000              5,000,000,000
------------------------------------------------------------------------------
         0.252                  5,000,000,000              8,000,000,000
------------------------------------------------------------------------------
          0.24                  8,000,000,000
------------------------------------------------------------------------------


In connection with the approval of the Agreement by the fund's Board of Directors, the Investment Adviser has agreed to waive any fees to the extent they would exceed those payable under the rate structure contained in its previous agreement. The fee structure referenced above is lower than that in the previous agreement except in the event that the fund's net assets were to fall below $3 billion. The Agreement provides that the Investment Adviser shall pay the fund the amount by which expenses, with the exception of taxes and expenses, if any, as may be incurred in connection with any merger, reorganization, or recapitalization, exceed the sum of 1% of the first $25 million of the monthly average of total assets of the fund for the year and 3/4 of 1% of such average in excess of $25 million.


The Agreement provides for a management fee reduction to the extent that the annual ordinary operating expenses of the fund's Class A shares exceed 1-1/2% of the first $30 million of the net assets of the fund and 1% of the average net assets in excess thereof.

Expenses which are not subject to these limitations are interest, taxes, and extraordinary expenses. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies are accounted for as capital items and not as expenses. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding this limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees. For the fiscal years ended 2000, 1999, and 1998, the Investment Adviser received advisory fees of $24,702,000, $29,352,000, and $27,972,000, respectively.


PRINCIPAL UNDERWRITER - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92821, 3500 Wiseman Boulevard, San Antonio, TX 78251, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, and 5300 Robin Hood Road, Norfolk, VA 23513.


                         American Mutual Fund - Page 12

The fund has adopted Plans of Distribution (the "Plans"), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). In addition, the Principal Underwriter receives revenues from sales of the fund's shares. For Class A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A sales charge remaining after the allowances which it allows to investment dealers. For Class B shares, the Principal Underwriter sells the rights to 12b-1 fees paid by the fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B shares. The fund also reimburses the Principal Underwriter for the immediate service fees advanced and paid to dealers by the Principal Underwriter for sales of Class B shares.


Commissions retained by the Principal Underwriter on sales of Class A shares during the 2000 fiscal year amounted to $1,428,000 after allowance of $6,433,000 to dealers. During the fiscal years ended 1999 and 1998, the Principal Underwriter retained $2,925,000 and $3,200,000, respectively, on sales of Class A shares after an allowance of $13,865,000 and $15,547,000 to dealers, respectively. Revenue retained and service fee reimbursements received by the Principal Underwriter on sales of Class B shares during the 2000 fiscal year amounted to $61,000 after compensation of $376,000 to dealers.


As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Directors and separately by a majority of the directors who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. The officers and directors who are "interested persons" of the fund may be considered to have a direct or indirect financial interest in the operation of the Plans due to present or past affiliations with the Investment Adviser and related companies. Potential benefits of the Plans to the fund include shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of directors who are not "interested persons" of the fund are committed to the discretion of the directors who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Directors.


Under the Plans, the fund may expend up to 0.25% of its net assets annually for Class A shares and 1.00% of its net assets annually for Class B shares to finance any activity which is primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made. For Class A shares, these include up to 0.25% in service fees for qualified dealers and dealer commissions and wholesaler compensation on sales of shares exceeding $1 million purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, rollover IRA accounts as described in "Individual Retirement Account (IRA) Rollovers" below, and retirement plans, endowments or foundations with $50 million or more in assets). For Class B shares, these include 0.25% in service fees for qualified dealers and 0.75% in payments to the Principal Underwriter for financing commissions paid to qualified dealers selling Class B shares.


Commissions on sales of Class A shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under


                         American Mutual Fund - Page 13

Section 401(a) of the Internal Revenue Code, including any "401(k)" plan with 100 or more eligible employees) in excess of the Class A Plan limitation not reimbursed during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters, these commissions are not recoverable. During the 2000 fiscal year, the fund paid or accrued $18,636,000 for compensation to dealers or the Principal Underwriter under the Plan for Class A shares and $34,000 under the Plan for Class B shares. Accrued and unpaid distribution expenses were $2,848,000.


OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently these payments are limited to the top 100 dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based principally on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Additional distributions may be made, if necessary. The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, the fund may retain all or part of such gain for reinvestment, after paying the related federal taxes for which shareholders may then be able to claim a credit against their federal tax liability. If the fund does not distribute the amount of capital gain and/or net investment income required to be distributed by an excise tax provision of the Code, the fund may be subject to that excise tax. In certain circumstances, the fund may determine that it is in the interest of shareholders to distribute less than the required amount. In this case, the fund will pay any income or excise taxes due.


Dividends on Class A and Class B shares will be reinvested in shares of the fund of the same class unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus.


TAXES - The fund has elected to be treated as a regulated investment company under Subchapter M of the Code. A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.

To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but no limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market


                         American Mutual Fund - Page 14
value of the fund's assets is represented by cash, U.S. Government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation generally limited, in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer), and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. The fund intends to distribute net investment income and net capital gains so as to minimize or avoid the excise tax liability.


Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses, if any. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.


If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 20% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and their related tax credit.


Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain dividends" generally will be taxable to individual shareholders at a maximum 20% capital gains rate, regardless of the length of time the shares of the fund has been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.


Distributions of investment company taxable income and net realized capital gains to individual shareholders will be taxable whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax


                         American Mutual Fund - Page 15
purposes in each share so received equal to the net asset value of a share on the reinvestment date.


Redemptions of shares, including exchanges for shares of another American Fund, may result in tax consequences (gain or loss) to the shareholder.


If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.


Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund will be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date which is 45 days before the date on which the shares become ex-dividend.


Distributions by the fund result in a reduction in the net asset value of the fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which will nevertheless be taxable to them.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding


                         American Mutual Fund - Page 16
provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


Shareholders of the fund may be subject to state and local taxes on distributions received from the fund and on redemptions of the fund's shares.


In January of each year fund shareholders will receive a statement of the federal income tax status of all distributions.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on dividend income received by him or her.


Shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of additional information in light of their particular tax situations.


                         American Mutual Fund - Page 17

                               PURCHASE OF SHARES


        METHOD            INITIAL INVESTMENT        ADDITIONAL INVESTMENTS
-------------------------------------------------------------------------------
                        See "Purchase           $50 minimum (except where a
                        Minimums" for initial   lower minimum is noted under
                        investment minimums.    "Purchase Minimums").
-------------------------------------------------------------------------------
By contacting           Visit any investment    Mail directly to your
your investment dealer  dealer who is           investment dealer's address
                        registered in the       printed on your account
                        state where the         statement.
                        purchase is made and
                        who has a sales
                        agreement with
                        American Funds
                        Distributors.
-------------------------------------------------------------------------------
By mail                 Make your check         Fill out the account additions
                        payable to the fund     form at the bottom of a recent
                        and mail to the         account statement, make your
                        address indicated on    check payable to the fund,
                        the account             write your account number on
                        application. Please     your check, and mail the check
                        indicate an investment  and form in the envelope
                        dealer on the account   provided with your account
                        application.            statement.
-------------------------------------------------------------------------------
By telephone            Please contact your     Complete the "Investments by
                        investment dealer to    Phone" section on the account
                        open account, then      application or American
                        follow the procedures   FundsLink Authorization Form.
                        for additional          Once you establish the
                        investments.            privilege, you, your financial
                                                advisor or any person with your
                                                account information can call
                                                American FundsLine(R) and make
                                                investments by telephone
                                                (subject to conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Computer Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By computer             Please contact your     Complete the American FundsLink
                        investment dealer to    Authorization Form. Once you
                        open account, then      established the privilege, you,
                        follow the procedures   your financial advisor or any
                        for additional          person with your account
                        investments.            information may access American
                                                FundsLine OnLine(R) on the
                                                Internet and make investments
                                                by computer (subject to
                                                conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Computer Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By wire                 Call 800/421-0180 to    Your bank should wire your
                        obtain your account     additional investments in the
                        number(s), if           same manner as described under
                        necessary. Please       "Initial Investment."
                        indicate an investment
                        dealer on the account.
                        Instruct your bank to
                        wire funds to:

                        Wells Fargo Bank
                        155 Fifth Street,
                        Sixth Floor
                        San Francisco, CA
                        94106
                        (ABA#121000248)

                        For credit to the
                        account of:
                        American Funds Service
                        Company a/c#
                        4600-076178
                        (fund name)
                        (your fund acct. no.)
-------------------------------------------------------------------------------
THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY
PURCHASE ORDER.
-------------------------------------------------------------------------------


PURCHASE MINIMUMS - The minimum initial investment for all funds in The American Funds Group, except the money market funds and the state tax-exempt funds, is $250. The minimum initial investment for the money market funds (The Cash Management Trust of America, The Tax--


                         American Mutual Fund - Page 18

Exempt Money Fund of America, and The U.S. Treasury Money Fund of America) and the state tax-exempt funds (The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, and The Tax-Exempt Fund of Virginia) is $1,000. Purchase minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS. The minimum is $50 for additional investments (except as noted above).


PURCHASE MAXIMUM FOR CLASS B SHARES - The maximum purchase order for Class B shares for all American Funds is $100,000. For investments above $100,000 Class A shares are generally a less expensive option over time due to sales charge reductions or waivers.


FUND NUMBERS - Here are the fund numbers for use with our automated phone line, American FundsLine/(R)/ (see description below):

                                                            FUND      FUND
                                                           NUMBER    NUMBER
 FUND                                                      CLASS A   CLASS B
 ----                                                      -------   -------
 STOCK AND STOCK/BOND FUNDS
 AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . . . .     02        202
 American Balanced Fund/(R)/ . . . . . . . . . . . . . .     11        211
 American Mutual Fund/(R)/ . . . . . . . . . . . . . . .     03        203
 Capital Income Builder/(R)/ . . . . . . . . . . . . . .     12        212
 Capital World Growth and Income Fund/SM/  . . . . . . .     33        233
 EuroPacific Growth Fund/(R)/  . . . . . . . . . . . . .     16        216
 Fundamental Investors/SM/ . . . . . . . . . . . . . . .     10        210
 The Growth Fund of America/(R)/ . . . . . . . . . . . .     05        205
 The Income Fund of America/(R)/ . . . . . . . . . . . .     06        206
 The Investment Company of America/(R)/  . . . . . . . .     04        204
 The New Economy Fund/(R)/ . . . . . . . . . . . . . . .     14        214
 New Perspective Fund/(R)/ . . . . . . . . . . . . . . .     07        207
 New World Fund/SM/  . . . . . . . . . . . . . . . . . .     36        236
 SMALLCAP World Fund/(R)/  . . . . . . . . . . . . . . .     35        235
 Washington Mutual Investors Fund/SM/  . . . . . . . . .     01        201
 BOND FUNDS
 American High-Income Municipal Bond Fund/(R)/ . . . . .     40        240
 American High-Income Trust/SM/  . . . . . . . . . . . .     21        221
 The Bond Fund of America/SM/  . . . . . . . . . . . . .     08        208
 Capital World Bond Fund/(R)/  . . . . . . . . . . . . .     31        231
 Intermediate Bond Fund of America/SM/ . . . . . . . . .     23        223
 Limited Term Tax-Exempt Bond Fund of America/SM/  . . .     43        243
 The Tax-Exempt Bond Fund of America/(R)/  . . . . . . .     19        219
 The Tax-Exempt Fund of California/(R)/* . . . . . . . .     20        220
 The Tax-Exempt Fund of Maryland/(R)/* . . . . . . . . .     24        224
 The Tax-Exempt Fund of Virginia/(R)/* . . . . . . . . .     25        225
 U.S. Government Securities Fund/SM/ . . . . . . . . . .     22        222


 MONEY MARKET FUNDS
 The Cash Management Trust of America/(R)/ . . . . . . .     09        209
 The Tax-Exempt Money Fund of America/SM/  . . . . . . .     39        N/A
 The U.S. Treasury Money Fund of America/SM/ . . . . . .     49        N/A
 ___________
 *Available only in certain states.



                         American Mutual Fund - Page 19

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Fund Numbers" for a listing of the funds.)



                                                                    DEALER
                                            SALES CHARGE AS       CONCESSION
                                           PERCENTAGE OF THE:    AS PERCENTAGE
                                           ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                     NET AMOUNT  OFFERING     OFFERING
                                          -INVESTED-   PRICE         PRICE
------------------------------------------ --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .         6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .         5.26       5.00          4.25
$50,000 but less than $100,000. .           4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .          3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .           3.63       3.50          2.75
$250,000 but less than $500,000 .           2.56       2.50          2.00
$500,000 but less than $750,000 .           2.04       2.00          1.60
$750,000 but less than $1 million           1.52       1.50          1.20
$1 million or more . . . . . . . . . .        none     none    (see below)
-----------------------------------------------------------------------------



CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE (CDSC) MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers from retirement plans with assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below) may invest with no sales charge and are not subject to a contingent deferred sales charge. 403(b) plans may be


                         American Mutual Fund - Page 20
treated as employer-sponsored plans for sales charge purposes if; (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to all employee accounts invested in the American Funds. 403(b) plans meeting the above criteria may invest with no sales charge and are not subject to a contingent deferred sales charge if investing $1 million or more or have 100 or more eligible employees. Investments made by investors in certain qualified fee-based programs, and retirement plans, endowments or foundations with $50 million or more in assets may also be made with no sales charge and are not subject to a CDSC. A dealer concession of up to 1% may be paid by the fund under its Plan of Distribution on investments made with no initial sales charge.


In addition, Class A shares of the stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(4) trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with retirement plan assets of $50 million or more;

(5)  insurance company separate accounts;

(6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.; and

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

CONTINGENT DEFERRED SALES CHARGE ON CLASS A SHARES - A contingent deferred sales charge of 1% applies to redemptions made from funds, other than the money market funds, within 12 months following Class A share purchases of $1 million or more made without an initial sales charge. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held the longest are assumed to be redeemed first for purposes of calculating this CDSC. The CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A Shares" below.


                         American Mutual Fund - Page 21

DEALER COMMISSIONS ON CLASS A SHARES - The following commissions (up to 1%) will be paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution plan investing $1 million or more, or with 100 or more eligible employees, IRA rollover accounts (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with collective assets of $50 million or more: 1.00% on amounts of $1 million to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million.


CLASS B SALES CHARGES - Class B shares are sold without any initial sales charge. However, a CDSC may be applied to shares you sell within six years of purchase, as shown in the table below:



  CONTINGENT DEFERRED SALES CHARGE
     ON SHARES SOLD WITHIN YEAR             AS A % OF SHARES BEING SOLD
 ------------------------------------------------------------------------------
                 1                                    5.00%
                 2                                    4.00%
                 3                                    4.00%
                 4                                    3.00%
                 5                                    2.00%
                 6                                    1.00%



There is no CDSC on appreciation in share value above the initial purchase price or on shares acquired through reinvestment of dividends or capital gain distributions. In addition, the CDSC may be waived in certain circumstances. See "CDSC Waivers for Class B shares" below. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. In processing redemptions of Class B shares, shares that are not subject to any CDSC will be redeemed first and then shares that you have owned the longest during the six-year period. CLASS B SHARES ARE NOT AVAILABLE TO CERTAIN RETIREMENT PLANS, INCLUDING GROUP RETIREMENT PLANS SUCH AS 401(K) PLANS, EMPLOYER-SPONSORED 403(B) PLANS, AND MONEY PURCHASE PENSION AND PROFIT SHARING PLANS.


Compensation equal to 4% of the amount invested is paid by the Principal Underwriter to dealers who sell Class B shares.


CONVERSION OF CLASS B SHARES TO CLASS A SHARES - Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. The conversion of Class B shares to Class A shares after eight years is subject to the Internal Revenue Service's continued position that the conversion of Class B shares is not subject to federal income tax. In the event the Internal Revenue Service no longer takes this position, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect. At your option, Class B shares may still be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee; however, such an exchange could constitute a taxable event for you and, absent such an exchange, Class B shares would continue to be subject to higher expenses for longer than eight years.


                         American Mutual Fund - Page 22

                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE - You and your "immediate family" (your spouse and your children under age 21) may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more made within a 13-month period subject to the following statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount. When a shareholder elects to use a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If the difference is not paid by the close of the period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding. The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Existing holdings eligible for rights of accumulation (see below), including Class A shares held in a fee-based arrangement, as well as purchases of Class B shares, and any individual investments in American Legacy variable annuities and variable life insurance policies (American Legacy, American Legacy II and American Legacy III variable annuities, American Legacy Life, American Legacy Variable Life, and American Legacy Estate Builder) may be credited toward satisfying the Statement. During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: The regular monthly payroll deduction investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period, and any individual investments in American Legacy variable annuities and variable life


                         American Mutual Fund - Page 23
     insurance policies are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those made by you, and your immediate family (your spouse and your children under the age of 21), if all parties are purchasing shares for their own accounts and/or:

     . individual-type employee benefit plan(s), such as an IRA, 403(b) plan (see exception below), or single-participant Keogh-type plan;

     . business accounts solely controlled by you or your immediate family (for example, you own the entire business);

     . trust accounts established by you or your immediate family. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust; or

     . endowments or foundations established and controlled by you or your immediate family.

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     . for a single trust estate or fiduciary account, excluding individual-type employee benefit plans described above;

     . made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding employee benefit plans described above;

     . for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     . for non-profit, charitable or educational organizations, such as an employer-sponsored retirement plan, endowment or foundation established and controlled by the organization; or

     . for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be


                         American Mutual Fund - Page 24
     aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of Class A and/or B shares of two or more funds in The American Funds Group, as well as individual holdings in American Legacy variable annuities and variable life insurance policies. Direct purchases of the money market funds are excluded. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge do qualify.

     RIGHTS OF ACCUMULATION - You may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing Class A and B holdings in The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuities and variable life insurance policies. Direct purchases of the money market funds are excluded.

CDSC WAIVERS FOR CLASS A SHARES - Any CDSC on Class A shares may be waived in the following cases:


(1) Exchanges (except if shares acquired by exchange are then redeemed within 12 months of the initial purchase).

(2) Distributions from 403(b) plans or IRAs due to death, post-purchase disability or attainment of age 59-1/2.

(3)  Tax-free returns of excess contributions to IRAs.

(4) Redemptions through systematic withdrawal plans (see "Automatic Withdrawals" below), not exceeding 12% each year of the lesser of the original purchase cost or the current market value of the shares being sold that would otherwise be subject to a CDSC.

CDSC WAIVERS FOR CLASS B SHARES - Any CDSC on Class B shares may be waived in the following cases:


(1) Redemptions through systematic withdrawal plans (see "Automatic Withdrawals" below) not exceeding 12% each year of the lesser of the original purchase cost or the current market value of the shares being sold that would otherwise be subject to a CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached.

The 12% fee from CDSC limit is calculated on a pro rata basis at the time the first payment is made and is recalculated thereafter on a pro rata basis at the time of each SWP payment. Shareholders who establish a SWP should be aware that the amount of that payment not subject to a CDSC may vary over time depending on fluctuations in net asset value of their account. This privilege may be revised or terminated at any time.


                         American Mutual Fund - Page 25

(2) Required minimum distributions taken from retirement accounts upon the attainment of age 70-1/2.

(3) Distributions due to death or post-purchase disability of a shareholder. In the case of joint tenant accounts, if one joint tenant dies, the surviving joint tenant(s), at the time they notify the Transfer Agent of the decedent's death and remove his/her name from the account, may redeem shares from the account without incurring a CDSC. Redemptions subsequent to the notification to the Transfer Agent of the death of one of the joint owners will be subject to a CDSC.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from an employer-sponsored retirement plan (plan assets) may be invested in any class of shares of the American Funds (except as described below) through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A and B shares contained in the fund's current prospectus and statement of additional information. In the case of an IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any American Funds, the assets may only be invested in Class A shares of the American Funds. Such investments will be at net asset value and will not be subject to a contingent deferred sales charge. Dealers who initiate and are responsible for such investments will be compensated pursuant to the schedule applicable to investments of $1 million or more (see "Dealer Commissions on Class A Shares" above).

                                PRICE OF SHARES

Shares are purchased at the offering price next determined after the purchase order is received and accepted by the fund or the Transfer Agent; this offering price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers, accepted by the Principal Underwriter prior to its close of business. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase orders to the Principal Underwriter.


Orders received by the investment dealer, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset value per share is determined as follows:


1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on


                         American Mutual Fund - Page 26
the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Short-term securities maturing within 60 days are valued at amortized cost which approximates market value.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets;


2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 3.0% of the outstanding shares of the fund without the consent of a majority of the fund's Board of Directors.


                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by the Transfer Agent. Sales of certain Class A and B shares may be subject to deferred sales charges. You may sell (redeem) shares in your account in any of the following ways:


     THROUGH YOUR DEALER (certain charges may apply)

     - Shares held for you in your dealer's street name must be sold through the dealer.

     WRITING TO AMERICAN FUNDS SERVICE COMPANY

     -     Requests must be signed by the registered shareholder(s).

     -     A signature guarantee is required if the redemption is:

          -  Over $50,000;


                         American Mutual Fund - Page 27

          -  Made payable to someone other than the registered shareholder(s);
             or

          - Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on all redemptions.


     - Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

     - You must include any shares you wish to sell that are in certificate form.

     TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/

     - Redemptions by telephone or fax (including American FundsLine/(R)/ and American FundsLine OnLine/(R)/) are limited to $50,000 per shareholder each day.

     -     Checks must be made payable to the registered shareholder(s).

     - Checks must be mailed to an address of record that has been used with the account for at least 10 days.

     MONEY MARKET FUNDS

     - You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

     - You may establish check writing privileges (use the money market funds application).

          - If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number or registered shareholders exactly as indicated on your checking account signature card.

          - Check writing is not available for Class B shares of The Cash Management Trust.

If you sell Class B shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any contingent deferred sales charge, equals the dollar amount requested.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays


                         American Mutual Fund - Page 28
relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


You may reinvest proceeds from a redemption or a dividend or capital gain distribution of Class A or Class B shares without a sales charge in the Class A shares of any fund in The American Funds Group within 90 days after the date of the redemption or distribution (any contingent deferred sales charge on Class A shares will be credited to your account). Redemption proceeds of shares representing direct purchases in the money market funds are excluded. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by the Transfer Agent.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

AUTOMATIC INVESTMENT PLAN - An automatic investment plan enables you to make monthly or quarterly investments in The American Funds through automatic debits from your bank account. To set up a plan you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. For example, if the date you specified falls on a weekend or holiday, your money will be invested on the next business day. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.


AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares of the same class at no sales charge unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer.


If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - You may cross-reinvest dividends and capital gains ("distributions") of the same share class into any other fund in The American Funds Group at net asset value, subject to the following conditions:


(a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

(b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,


                         American Mutual Fund - Page 29

(c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE - You may only exchange shares into other funds in The American Funds Group within the same class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B shares of any other American Fund for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.


You may exchange shares by writing to the Transfer Agent (see "Selling Shares"), by contacting your investment dealer, by using American FundsLine and American FundsLine OnLine (see "American FundsLine and American FundsLine OnLine" below), or by telephoning 800/421-0180 toll-free, faxing (see "American Funds Service Company Service Areas" -- "Principal Underwriter and Transfer Agent" in the prospectus for the appropriate fax numbers) or telegraphing the Transfer Agent. (See "Telephone and Computer Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, computer, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Purchase of Shares"--"Price of Shares.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


AUTOMATIC EXCHANGES - You may automatically exchange shares of the same class in amounts of $50 or more among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate.


AUTOMATIC WITHDRAWALS - Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments and purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.


AMERICAN FUNDSLINE AND AMERICAN FUNDSLINE ONLINE - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $50,000 per shareholder each day), or exchange shares around the clock with American FundsLine and American FundsLine OnLine. To use these services, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds Web site on the Internet at www.americanfunds.com.


                         American Mutual Fund - Page 30

Redemptions and exchanges through American FundsLine and American FundsLine OnLine are subject to the conditions noted above and in "Telephone and Computer Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares - Purchase Minimums" and "Purchase of Shares - Fund Numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


TELEPHONE AND COMPUTER PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine) or computer (including American FundsLine OnLine), fax or telegraph purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.


REDEMPTION OF SHARES - The fund's Articles of Incorporation permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors of the fund may from time to time adopt.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The Investment Adviser places orders for the fund's portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the Investment Adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund or who have provided investment research, statistical, or other related services to the Investment Adviser. The fund does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment


                         American Mutual Fund - Page 31

Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.


Brokerage commissions paid on portfolio transactions for the fiscal years ended 2000, 1999 and 1998, amounted to $5,304,000, $6,660,000 and $3,840,000.


The fund is required to disclose information regarding investments in the securities of broker-dealers (or parents of broker-dealers that derive more than 15% of their revenue from broker-dealer activities) which have certain relationships with the fund. During the last fiscal year, J.P. Morgan was among the top 10 dealers that received the largest amount of brokerage commissions and that acted as principals in portfolio transactions. The fund held equity securities of J.P. Morgan in the amount of $16,550,000 as of the close of its most recent fiscal year.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY
 10081, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.

TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $5,866,000 for Class A shares and $3,000 for Class B shares for the 2000 fiscal year.


INDEPENDENT ACCOUNTANTS - Deloitte & Touche LLP, Two California Plaza, 350 South Grand Avenue, Suite 200, Los Angeles, CA 90071, serves as the fund's independent auditors providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of Deloitte & Touche LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent auditors is reviewed and determined annually by the Board of Directors.


PROSPECTUSES AND REPORTS TO SHAREHOLDERS - The fund's fiscal year ends on October 31. Shareholders are provided updated prospectuses annually. In addition, shareholders are provided at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent auditors, Deloitte & Touche LLP. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses and shareholder reports. To receive additional copies of a prospectus or report, shareholders should contact the Transfer Agent.


PERSONAL INVESTING POLICY - The fund, Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics


                         American Mutual Fund - Page 32
which allow for personal investments, including securities in which the fund may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Accountants contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND
    MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- OCTOBER 31, 2000

Net asset value and redemption price per share
  (Net assets divided by shares outstanding) . . . . . . . . .      $24.36
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . . . . . . . . . .      $25.85





            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield was 2.91% based on a 30-day (or one month) period ended October 31, 2000, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:


     YIELD = 2[( a-b/cd + 1)/6/ -1]

     Where:      a  = dividends and interest earned during the period.

             b   =
                    expenses accrued for the period (net of reimbursements).

             c   =
                    the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d   =
                    the maximum offering price per share on the last day of the period.

The fund's one-year total return and five- and ten-year average annual total return at the maximum offering price for the periods ended October 31, 2000 were -4.63%, 12.07% and 13.44%, respectively. The fund's one-year total return and five- and ten-year average annual total return at net asset value for the periods ended October 31, 2000 were 1.20%, 13.41% and 14.11%, respectively.


                         American Mutual Fund - Page 33

The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


In calculating average annual total return at the maximum offering price, the fund assumes: (1) deduction of the maximum sales load of 5.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average total return figures. From time to time, the fund may calculate investment results for Class B shares.


The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as the Dow Jones Average of 30 Industrial Stocks and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.


The fund may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barron's, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.


The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, and fuels, transportation, and other goods and services that people buy for day-to-day living).


                         American Mutual Fund - Page 34

AMERICAN MUTUAL FUND
INVESTMENT PORTFOLIO, October 31, 2000

LARGEST INDUSTRY HOLDINGS
Banks                                                                   9.45%
Diversified Telecommunication Services                                  8.46%
Oil & Gas                                                               8.29%
Electric Utilities                                                      5.96%
Insurance                                                               5.47%
Other Industries                                                       39.21%
Bonds, Notes, Cash & Equivalents                                       23.16%

LARGEST INDIVIDUAL HOLDINGS
Verizon Communications                                                 2.31%
SBC Communications                                                       1.97
Bank of America                                                          1.91
Household International                                                  1.84
BANK ONE                                                                 1.83
Allstate                                                                 1.80
CenturyTel                                                               1.57
Royal Dutch Petroleum                                                    1.50
Xcel Energy                                                              1.47
Southern                                                                 1.44


                                                                                     Market   Percent
                                                                                      Value    of Net
Equity Securitites (Common and Preferred                              Shares     (Millions)    Assets
Stocks)
ENERGY
Oil & Gas - 8.29%
Ashland Inc.                                                        1,400,000      $   45.85       .55
Chevron Corp.                                                         493,500          40.529      .49
Conoco Inc., Class B                                                1,817,053          49.401      .59
Kerr-McGee Corp.                                                      465,000          30.370      .36
Pennzoil-Quaker State Co.                                           1,875,000          22.031      .26
Phillips Petroleum Co.                                              1,250,000          77.188      .93
Royal Dutch Petroleum Co. (New York                                 2,115,000         125.578     1.50
 registered)
Sunoco, Inc.                                                        1,100,000          32.931      .40
Texaco Inc.                                                         2,035,000         120.192     1.44
Ultramar Diamond Shamrock Corp.                                     1,125,000          29.531      .35
Unocal Corp.                                                        1,330,400          45.400      .54
USX-Marathon Group                                                  2,700,000          73.406      .88
                                                                                      692.407     8.29

MATERIALS
Chemicals - 2.15%
Air Products and Chemicals, Inc.                                      400,000          14.925      .18
Dow Chemical Co.                                                    2,025,000          62.016      .74
Ferro Corp.                                                         1,700,000          34.850      .42
International Flavors & Fragrances Inc.                                99,600           1.668      .02
PPG Industries, Inc.                                                  700,000          31.237      .37
Praxair, Inc.                                                         950,000          35.387      .42
Containers & Packaging - 0.46%
Crown Cork & Seal Co., Inc.                                         2,095,200          19.119      .23
Sonoco Products Co.                                                 1,000,000          19.312      .23
Paper & Forest Products - 2.01%
Georgia-Pacific Corp., Georgia-Pacific Group                          620,000          16.663
Georgia-Pacific Corp., Timber Group                                   725,000          20.527      .45
International Paper Co.                                               900,000          32.963      .40
Westvaco Corp.                                                      3,400,000          96.900     1.16
                                                                                      385.567     4.62

CAPITAL GOODS
Aerospace & Defense - 3.00%
BFGoodrich Co.                                                      1,217,100          49.825      .60
Boeing Co.                                                            200,000          13.562      .16
Honeywell International Inc.                                        1,200,000          64.575      .77
Lockheed Martin Corp.                                                 525,000          18.821      .23
Northrop Grumman Corp.                                                350,000          29.400      .35
Raytheon Co., Class A                                                 405,000          12.960
Raytheon Co., Class B                                                 575,000          19.658      .39
United Technologies Corp.                                             600,000          41.887      .50
Construction & Engineering - 0.18%
Fluor Corp.                                                           427,100          14.948      .18
Electrical Equipment - 0.48%
Hubbell Inc., Class B                                                 720,000          17.235      .21
Thomas & Betts Corp.                                                1,500,000          22.688      .27
Industrial Conglomerates - 0.24%
Textron Inc.                                                          400,000          20.175      .24
Machinery - 1.86%
Briggs & Stratton Corp.                                               629,100          22.451      .27
Caterpillar Inc.                                                      700,000          24.544      .29
Deere & Co.                                                           997,700          36.728      .44
Eaton Corp.                                                           300,000          20.419      .24
Harsco Corp. (1)                                                    2,025,000          40.880      .49
Pall Corp.                                                            500,000          10.781      .13
Trading Companies & Distributors - 0.27%
Genuine Parts Co.                                                   1,050,000          22.378      .27
                                                                                      503.915     6.03

COMMERCIAL SERVICES & SUPPLIES
Commercial Services & Supplies - 2.17%
Pitney Bowes Inc.                                                   3,286,700          97.574     1.17
ServiceMaster Co.                                                   5,200,000          47.450      .57
Waste Management, Inc.                                              1,800,000          36.000      .43
                                                                                      181.024     2.17

TRANSPORTATION
Road & Rail - 2.30%
Burlington Northern Santa Fe Corp.                                    513,600          13.642      .16
CSX Corp.                                                           3,350,000          84.797     1.02
Norfolk Southern Corp.                                              4,990,000          70.484      .84
Union Pacific Corp.                                                   500,000          23.438      .28
                                                                                      192.361     2.30

AUTOMOBILES & COMPONENTS
Auto Components - 1.10%
Dana Corp.                                                            700,000          15.531      .18
Delphi Automotive Systems Corp.                                       698,465          10.957      .13
Federal-Mogul Corp. 7.00% convertible                                 155,000            .775      .01
 preferred
Goodyear Tire & Rubber Co.                                          1,200,000          22.200      .27
Johnson Controls, Inc.                                                280,000          16.695      .20
TRW Inc.                                                              620,000          26.040      .31
                                                                                       92.198     1.10

CONSUMER DURABLES & APPAREL
Household Durables - 0.76%
Stanley Works                                                       2,400,000          63.900      .76
Textiles & Apparel - 0.84%
NIKE, Inc., Class B                                                   970,000          38.740      .46
VF Corp.                                                            1,150,000          31.409      .38
                                                                                      134.049     1.60

MEDIA
Media - 1.13%
Interpublic Group of Companies, Inc.                                1,325,000          56.892      .68
Knight-Ridder, Inc.                                                   750,000          37.688      .45
                                                                                       94.580     1.13

RETAILING
Multiline Retail - 1.64%
J.C. Penney Co., Inc.                                               3,100,000          36.231      .44
May Department Stores Co.                                           3,821,000         100.301     1.20
Specialty Retail - 0.27%
Lowe's Companies, Inc.                                                500,000          22.844      .27
                                                                                      159.376     1.91

FOOD & DRUG RETAILING
Food & Drug Retailing - 0.95%
Albertson's, Inc.                                                   2,402,200          56.902      .68
Walgreen Co.                                                          500,000          22.813      .27
                                                                                       79.715      .95

FOOD,  BEVERAGES & TOBACCO
Beverages - 0.46%
PepsiCo, Inc.                                                         800,000          38.750      .46
Food Products - 1.71%
ConAgra Foods, Inc. (formerly ConAgra, Inc.)                          800,000          17.100      .21
General Mills, Inc.                                                 1,400,000          58.450      .70
H.J. Heinz Co.                                                      1,200,000          50.325      .60
Ralston Purina Co.                                                    250,000           6.063      .07
Sara Lee Corp.                                                        500,000          10.781      .13
                                                                                      181.469     2.17

HOUSEHOLD & PERSONAL PRODUCTS
Household Products - 0.71%
Fort James Corp.                                                    1,000,000          32.938      .39
Kimberly-Clark Corp.                                                  400,000          26.400      .32
Personal Products - 0.29%
Avon Products, Inc.                                                   500,000          24.250      .29
                                                                                       83.588     1.00

HEALTH CARE EQUIPMENT & SERVICES
Health Care Equipment & Supplies - 0.55%
Becton, Dickinson and Co.                                           1,370,000          45.895      .55
Health Care Providers & Services - 0.41%
Aetna Inc.                                                            360,000          20.812      .25
CIGNA Corp.                                                           110,000          13.415      .16
                                                                                       80.122      .96

PHARMACEUTICALS & BIOTECHNOLOGY
Pharmaceuticals - 3.86%
Abbott Laboratories                                                 1,000,000          52.813      .63
Bristol-Myers Squibb Co.                                            1,050,000          63.984      .77
Johnson & Johnson                                                     400,000          36.850      .44
Pfizer Inc (merged with Warner-Lambert Co.)                         1,837,600          79.361      .95
Pharmacia Corp.                                                     1,620,000          89.100     1.07
                                                                                      322.108     3.86

BANKS
Banks - 9.45%
AmSouth Bancorporation                                              2,000,000          27.875      .33
Bank of America Corp.                                               3,312,000         159.183     1.91
Bank of New York Co., Inc.                                            750,000          43.172      .52
BANK ONE CORP.                                                      4,189,300         152.909     1.83
Chase Manhattan Corp.                                               1,200,000          54.600      .65
Comerica Inc.                                                         300,000          18.094      .22
First Union Corp.                                                   3,400,000         103.063     1.23
FleetBoston Financial Corp.                                           300,000          11.400      .14
Huntington Bancshares Inc.                                          1,650,000          23.719      .28
J.P. Morgan & Co. Inc.                                                100,000          16.550      .20
National City Corp.                                                 1,750,000          37.406      .45
SunTrust Banks, Inc.                                                  400,000          19.525      .23
Wachovia Corp.                                                        500,000          27.000      .32
Washington Mutual, Inc.                                               275,000          12.100      .15
Wells Fargo & Co.                                                   1,793,750          83.073      .99
                                                                                      789.669     9.45

DIVERSIFIED FINANCIALS
Diversified Financials - 2.90%
Associates First Capital Corp., Class A                               621,000          23.055      .28
Fannie Mae                                                            850,000          65.450      .78
Household International, Inc.                                       3,050,000         153.453     1.84
                                                                                      241.958     2.90

INSURANCE
Insurance - 5.47%
Allstate Corp.                                                      3,725,000         149.931     1.80
American General Corp.                                              1,110,000          89.355     1.07
Aon Corp.                                                             490,500          20.325      .24
Jefferson-Pilot Corp.                                               1,000,000          68.750      .82
Lincoln National Corp.                                                560,900          27.134      .32
SAFECO Corp.                                                        1,900,000          45.956      .55
St. Paul Companies, Inc.                                            1,085,700          55.642      .67
                                                                                      457.093     5.47

REAL ESTATE
Real Estate - 0.51%
Equity Residential Properties Trust                                   900,000          42.356      .51

SOFTWARE & SERVICES
Internet Software & Services - 0.28%
Galileo International, Inc.                                         1,200,000          23.700      .28

TECHNOLOGY HARDWARE & EQUIPMENT
Communications Equipment - 0.42%
Harris Corp.                                                        1,100,000          34.856      .42
Computers & Peripherals - 1.84%
Hewlett-Packard Co.                                                   850,000          39.472      .47
International Business Machines Corp.                               1,160,000         114.260     1.37
Office Electronics - 0.37%
Xerox Corp.                                                         3,716,900          31.361      .37
Semiconductor Equipment & Products - 0.59%
Linear Technology Corp.                                               150,000           9.685      .12
Texas Instruments Inc.                                                800,000          39.250      .47
                                                                                      268.884     3.22

TELECOMMUNICATION SERVICES
Diversified Telecommunication Services - 8.46%
AT&T Corp.                                                          4,080,000          94.605     1.13
CenturyTel, Inc.                                                    3,401,650         130.964     1.57
Qwest Communications International Inc.                             1,850,000          89.956     1.08
 (merged with U S WEST, Inc.) (2)
SBC Communications Inc.                                             2,843,892         164.057     1.97
Sprint FON Group                                                    1,315,000          33.533      .40
Verizon Communications (formed by the                               3,342,000         193.209     2.31
  merger of GTE Corp. and Bell Atlantic)
                                                                                      706.324     8.46

UTILITIES
Electric Utilities - 5.96%
Ameren Corp.                                                          300,000          11.925      .14
American Electric Power Co., Inc. (merged                           2,466,800         102.372     1.22
 with Central and South West Corp.)
Consolidated Edison, Inc.                                           1,335,700          47.000      .56
CP&L Energy, Inc. (formerly Carolina Power &                          800,000          32.250      .39
 Light Co.)
Duke Energy Corp.                                                   1,275,000         110.208     1.32
GPU, Inc.                                                             800,000          26.450      .32
Southern Co.                                                        4,100,000         120.437     1.44
TECO Energy, Inc.                                                   1,700,000          47.388      .57
Multi-Utilities - 1.47%
Xcel Energy Inc. (formerly New Century                              4,795,000         122.572     1.47
 Energies, Inc.)
                                                                                      620.602     7.43

MISCELLANEOUS
Miscellaneous - 1.03%
Other equity securities in initial period of                                          85.631      1.03
 acquisition

TOTAL EQUITY SECURITIES                                                             6,418.696    76.84
 (cost:$5,367.334 million)


                                                                   Principal
Bonds & Notes                                                         Amount

Corporate - 0.14%
J.C. Penney Co., Inc. 9.05% 2001                                 $ 12,000,000          11.753      .14

U.S. Treasury Obligations - 3.63%
4.046% January 2009 (3)                                           100,000,000         105.336     1.26
3.876% July 2002 (3)                                              100,000,000         108.050     1.29
5.625% November 2000                                               90,000,000          89.943     1.08
TOTAL BONDS & NOTES   (cost: $306.189 million)                                        315.082     3.77

TOTAL INVESTMENT SECURITIES                                                        6,733.778     80.61
 (cost: $5,673.523 million)



Short-Term Securities
Corporate Short-Term Notes - 16.04%
A.I. Credit Corp. 6.46%-6.47%                                     $50,000,000          49.748      .60
 due 11/8-12/18/00
Alcoa Inc. 6.46%-6.52% due 11/2/00-1/9/01                          65,000,000          64.348      .77
American Express Credit Corp. 6.48%                                59,450,000          59.230      .71
 due 11/20-11/21/00
AT&T Corp. 6.52% due 1/5-1/10/01                                   47,000,000          46.396      .56
BellSouth Telecommunications, Inc.                                 66,000,000          65.566      .78
 6.45%-6.46% due 12/4-12/11/00
Campbell Soup Co. 6.51% due 11/6/00                                39,000,000          38.958      .47
CIT Group, Inc. 6.49% due 11/17-11/20/00                           50,000,000          49.833      .60
Coca-Cola Co. 6.45%-6.49% due 11/14/00-1/19/01                     80,000,000          79.288      .95
Corporate Asset Funding Co. Inc. 6.47%-6.49%                       53,000,000          52.864      .63
 due 11/1-12/6/00 (4)
Eastman Kodak Co. 6.45%-6.50%                                      45,000,000          44.528      .53
 due 12/21/00-1/11/01
E.I. du Pont de Nemours & Co. 6.46%-6.49%                          75,000,000          74.719      .89
 due 11/7/00-1/10/01
Ford Motor Credit Co. 6.47%-6.51%                                  60,000,000          59.546      .71
 due 11/15/00-1/18/01
Gannett Co., Inc. 6.47% due 11/3/00 (4)                            30,000,000          29.984      .36
General Electric Capital Corp. 6.45%-6.54%                         77,500,000          76.198      .91
 due 1/11-3/9/01
General Motors Acceptance Corp. 6.50%-6.53%                        75,000,000          73.936      .89
 due 1/16/01
Gillette Co. 6.49% due 1/8/01 (4)                                  50,000,000          49.376      .59
John Hancock Capital Corp. 6.50%                                   20,000,000          19.978      .24
 due 11/6/00 (4)
Merck & Co., Inc. 6.47% due 11/27-11/28/00                         75,000,000          74.631      .89
Motorola, Inc. 6.46%-6.47% due 11/1-11/15/00                       47,300,000          47.235      .57
Park Avenue Receivables Corp. 6.51%-6.57%                          65,000,000          64.659      .77
 due 11/10/00-1/30/01 (4)
Preferred Receivables Funding Corp. 6.49%                          50,000,000          49.919      .60
 due 11/9/00 (4)
Procter & Gamble Co. 6.46%-6.47%                                   75,000,000          74.502      .89
 due 11/29-12/11/00
SBC Communications Inc. 6.47% due 11/16/00 (4)                     50,000,000          49.856      .60
Verizon Network Funding Corp. 6.46%-6.50%                          44,700,000          44.534      .53
 due 11/7-12/11/00

Federal Agency Discount Notes - 3.23%
Fannie Mae 6.40%-6.42% due 11/2/00-1/12/01                        125,600,000         124.984     1.50
Federal Home Loan Banks 6.38%-6.44%                                38,088,000          37.899      .45
 due 11/3-12/13/00
Freddie Mac 6.38%-6.39% due 11/14-12/14/00                        107,550,000         106.779     1.28
TOTAL SHORT-TERM SECURITIES                                                         1,609.494    19.27
  (cost: $1,609.550 million)
Excess of cash and receivables over payables                                            9.874      .12
TOTAL SHORT-TERM SECURITIES, CASH AND                                              1,619.368     19.39
 RECEIVABLES
NET ASSETS                                                                         $8,353.146   100.00

(1)The fund owns 5.07% of the outstanding voting securities of Harsco, and thus is considered an affiliate as defined in the Investment Company
   Act of 1940.
(2)Non-income-producing security.
(3)Index-linked bond whose principal
   amount moves with a government retail
   price index.
(4)Purchased in a private placement
   transaction; resale to the public may
   require registration or sale only to
   qualified institutional buyers.

See Notes to Financial Statements


EQUITY SECURITIES APPEARING IN THE PORTFOLIO SINCE APRIL 30, 2000
Aetna
CIGNA
Crown Cork & Seal
Dow Chemical
Fluor
Linear Technology
Lockheed Martin
Sonoco Products
Texas Instruments
Washington Mutua

EQUITY SECURITIES ELIMINATED FROM THE PORTFOLIO SINCE APRIL 30, 2000
Coca-Cola
Colgate-Palmolive
Eli Lilly
Emerson Electric
First Security
FPL Group
General Motors
Hercules
KeyCorp
Mallinckrodt

AMERICAN MUTUAL FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
at October 31, 2000                                            (dollars in millions)

Assets:
Investment securities at market
 (cost: $5,673.523)                                                                       $6,733.778
Short-term securities
 (cost: $1,609.550)                                                                        1,609.494
Cash                                                                                            .724
Receivables for--
 Sales of investments                                                         $6.490
 Sales of fund's shares                                                        6.183
 Dividends and accrued interest                                               14.302          26.975
                                                                                           8,370.971
Liabilities:
Payables for--
 Purchases of investments                                                      2.575
 Repurchases of fund's shares                                                  9.133
 Forward currency contracts - net                                               .000
 Management services                                                           1.971
 Other expenses                                                                4.146          17.825
Net Assets at October 31, 2000                                                            $8,353.146

Total authorized capital stock--
 500,000,000 shares

Class A shares, $0.001 par value
 Net assets                                                                               $8,343.326
 Shares outstanding                                                                      342,454,600
 Net asset value per share                                                                    $24.36
Class B shares, $0.001 par value
 Net assets                                                                                   $9.820
 Shares outstanding                                                                          404,070
 Net asset value per share                                                                    $24.30


STATEMENT OF OPERATIONS
for the year ended October 31, 2000                                      (dollars in       millions)

Investment Income:
Income:
 Dividends                                                                  $197.645
 Interest                                                                    144.395        $342.040

Expenses:
 Management services fee                                                      24.702
 Distribution expenses - Class A                                              18.636
 Distribution expenses - Class B                                                .034
 Transfer agent fee - Class A                                                  5.866
 Transfer agent fee- Class B                                                    .003
 Reports to shareholders                                                        .326
 Registration statement and prospectus                                          .369
 Postage, stationery and supplies                                              1.345
 Directors' fees                                                                .152
 Auditing and legal fees                                                        .075
 Custodian fee                                                                  .154
 Taxes other than federal income tax                                            .111
 Other expenses                                                                 .095          51.868

 Net investment income                                                                       290.172

Realized Gain and Unrealized
 Depreciation on Investments:
 Net realized gain                                                                           465.571
 Net unrealized depreciation on
  investments                                                                               (771.397)

 Net realized gain and
  unrealized depreciation
  on investments                                                                            (305.826)

Net Decrease in Net Assets Resulting from
 Operations                                                                                $(15.654)







STATEMENT OF CHANGES IN NET ASSETS                             (dollars in millions)
                                                               Year Ended October 31
                                                                                 2000            1999
Operations:
Net investment income                                                    $   290.172     $   283.463
Net realized gain on investments                                             465.571       1,844.287
Net unrealized depreciation
 on investments                                                             (771.397)     (1,216.205)

Net (decrease) increase in net assets
 resulting from operations                                                   (15.654)        911.545

Dividends and distributions paid to
 Shareholders:
Dividends from net investment income:
  Class A                                                                   (263.546)       (259.303)
  Class B                                                                       .089           0.000
Distributions from net realized
 gain on investments:
  Class A                                                                 (1,723.068)       (957.004)
  Class B                                                                      0.000           0.000

 Total dividends and distributions                                        (1,986.703)     (1,216.307)

Capital Share Transactions:
Proceeds from shares sold                                                    484.684         766.619
Proceeds from shares issued in reinvestment
 of net investment income dividends and
 distributions of net realized gain on
 investments                                                               1,811.515       1,105.758
Cost of shares repurchased                                                (2,361.923)     (1,361.752)

 Net (decrease) increase in net assets
  resulting from capital share transactions                                  (65.724)        510.625


Total (Decrease) Increase in Net Assets                                   (2,068.081)        205.863

Net Assets:
Beginning of year                                                         10,421.227      10,215.364

End of year (including
 undistributed net investment
 income: $85.820 and $92.283,
 respectively)                                                            $8,353.146     $10,421.227

See Notes to Financial Statements


 Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - American Mutual Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end diversified management investment company. The fund strives for the balanced accomplishment of three objectives - current income, capital growth and conservation of principal - through investments in companies that participate in the growth of the American economy.

The fund offers Class A and Class B shares. Class A shares are sold with an initial sales charge of up to 5.75%. Class B shares are sold without an initial sales charge but are subject to a contingent deferred sales charge paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares have higher distribution expenses and transfer agent fees than Class A shares. Class B shares are automatically converted to Class A shares eight years after the date of purchase. Holders of both classes of shares have equal pro rata rights to assets and identical voting, dividend, liquidation and other rights, except that each class bears different distribution and transfer agent expenses, and each class shall have exclusive rights to vote on matters affecting only their class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Directors. The ability of the issuers of the fixed-income securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Market discounts and original issue discounts on fixed-income securities are amortized daily over the expected life of the security. The fund does not amortize premiums on fixed-income securities.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

ALLOCATIONS - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily between Class A and Class B based on their relative net asset values. Distribution expenses, transfer agent fees and any other class-specific expenses are accrued daily and charged to the applicable share class.

2. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund.

As of October 31, 2000, net unrealized appreciation on investments for federal income tax purposes aggregated $1,060,954,000; $1,748,276,000 related to appreciated securities and $687,322,000 related to depreciated securities. During the year ended October 31, 2000, the fund realized, on a tax basis, a net capital gain of $476,297,000 on securities transactions. The cost of portfolio securities for federal income tax purposes was $7,282,318,000 at October 31, 2000.

3. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $24,702,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company
(CRMC), with which certain officers and Directors of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees accrued daily, based on the following rates and net asset levels:

                           Net Asset Level            (in billions)

Rate                       In Excess of               Up to

0.384%                     $0                         $1

0.330                      1                          2

0.294                      2                          3

0.270                      3                          5

0.252                      5                          8

0.240                      8


DISTRIBUTION EXPENSES - American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares, received $1,428,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's Class A shares during the year ended October 31, 2000. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying Statement of Operations.
The fund has adopted plans of distribution under which it may finance activities primarily intended to sell fund shares, provided the categories of expense are approved in advance by the fund's Board of Directors. The plans provide for aggregate annual expense limits of 0.25% of net assets for Class A shares, and 1.00% of net assets for Class B shares.

For Class A shares, approved categories of expense include dealer service fees of up to 0.25% of net assets. Also included are monthly reimbursements to AFD for commissions paid during the prior 15-month period to dealers and wholesalers in respect of certain shares sold without a sales charge. These reimbursements are permitted only to the extent that the fund's overall 0.25% annual expense limit is not exceeded. For the year ended October 31, 2000, aggregate distribution expenses were $18,636,000, or 0.21% of net assets attributable to Class A shares.

For Class B shares, approved categories of expense include fees of 0.75% per annum payable to AFD. AFD sells the rights to receive such payments (as well as any contingent deferred sales charges payable in respect of shares sold during the period) in order to finance the payment of dealer commissions. Also included are service fees of 0.25% per annum. These fees are paid to AFD to compensate AFD for paying service fees to qualified dealers. For the period ended October 31, 2000, aggregate distribution expenses were $34,000, or 1.00% of net assets attributable to Class B shares.

As of October 31, 2000, accrued and unpaid distribution expenses payable to AFD for Class A and Class B shares were $2,840,000 and $8,000, respectively.

TRANSFER AGENT FEE - A fee of $5,869,000 was incurred during the year ended October 31, 2000, pursuant to an agreement with American Funds Service Company ("AFS"), the transfer agent for the fund.

DEFERRED DIRECTORS'FEES <UNDEF> Directors who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of October 31, 2000, aggregate deferred amounts and earnings thereon since the deferred compensation plan's adoption (1993), net of any payments to Directors, were $808,000.

AFFILIATED DIRECTORS' AND OFFICERS - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Officers of the fund and certain Directors are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $2,048,530,000 and $3,053,856,000, respectively, during the year ended October 31, 2000.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. During the year ended October 31, 2000, the custodian fee of $154,000 includes $34,000 that was paid by these credits rather than in cash.
The fund reclassified $33,000,000 from undistributed net investment income and $68,600,000 from undistributed net realized gains to additional paid-in capital for the year ended October 31, 2000, as a result of permanent differences between book and tax.
As of October 31, 2000, net assets consisted of the following:

                                                                            2000

Capital paid in on shares of capital stock                                  $6,850,197,000

Undistributed net investment income                                         85,820,000

Accumulated net realized gain                                               356,930,000

Net unrealized appreciation                                                 1,060,199,000

Net assets                                                                  $8,353,146,000


Capital share transactions in the fund were as follows:

                                                       Year ended          October 31,

                                    2000                                   1999

Class A Shares:                     Amount ('000)      Shares              Amount ('000)       Shares

  Sold                              $475,157           19,829,689          $766,619            25,199,667

  Reinvestment of dividends         1,811,432          76,568,221          1,105,758           38,225,805
  and Distributions

  Repurchased                       (2,361,775)        (100,234,580)       (1,361,752)         (44,745,071)

  Net (decrease)increase in         (75,186)           (3,836,670)         510,625             18,680,401
  Class A

Class B Shares:*

  Sold                              9,527              406,808             -                   -

  Reinvestment of dividends         83                 3,599               -                   -
  and Distributions

  Repurchased                       (148)              (6,337)             -                   -

  Net increase in Class B           9,462              404,070             -                   -

Total net (decrease)                $(65,724)          (3,432,600)         $510,625            18,680,401
increase in fund


* Class B shares were not offered before March 15, 2000.



PER-SHARE DATA AND RATIOS /1/
                                                                                   Net
                                        Net asset                        gains/(losses)
                                            value,             Net        on securities   Total from
                                         beginning       investment      (both realized    investment
Year ended                                 of year           income     and unrealized)    operations
Class A:
2000                                         $30.09         0.8 /2/          $(.74) /2/          $ .06
1999                                          31.18              .82                1.78          2.60
1998                                          30.14              .84                3.48          4.32
1997                                          26.54              .83                5.19          6.02
1996                                          24.17              .84                3.52          4.36
Class B:
2000                                          21.78        0.37 /2/            2.46 /2/           2.83



                                         Dividends
                                        (from net     Distributions                        Net asset
                                        investment    (from capital               Total    value, end
Year ended                                 income)           gains)       distributions       of year
Class A:
2000                                        $(.74)          $(5.05)             $(5.79)         $24.36
1999                                          (.76)           (2.93)              (3.69)         30.09
1998                                          (.80)           (2.48)              (3.28)         31.18
1997                                          (.81)           (1.61)              (2.42)         30.14
1996                                          (.84)           (1.15)              (1.99)         26.54
Class B:
2000                                          (.31)               -                (.31)         24.30



                                                                              Ratio of      Ratio of
                                                        Net assets,            expenses    net income
                                            Total       end of year          to average    to average
Year ended                                  return    (in millions)          net assets    net assets
Class A:
2000                                         1.20%           $8,343                 .59%         3.29%
1999                                           9.01           10,421                 .57          2.67
1998                                          15.15           10,215                 .56          2.75
1997                                          24.19            9,362                 .58          2.95
1996                                          18.89            7,759                 .59          3.36
Class B:
2000                                          13.07               10           1.38 /3/      2.33 /3/




                                         Portfolio
                                          turnover
Year ended                                    rate
Class A:
2000                                    29.35% /4/
1999                                          41.53
1998                                          28.97
1997                                          19.16
1996                                          24.21
Class B:
2000                                     29.35 /4/

/1/ The periods 1996 through 2000 represent, for Class A shares, fiscal years ended October 31. The period ended 2000 represents, for Class B shares, the 230-day period ended October 31, 2000. Class B shares were not offered before March 15, 2000. Total return for Class B is based on activity during the period and thus is not representative of a full year. Total returns exclude all sales charges, including contingent deferred sales charges.
/2/ Based on average shares outstanding.
/3/ Annualized.
/4/ Represents portfolio turnover rate (equivalent for all share classes) for the year ended October 31, 2000.



Independent Auditors' Report

To the Board of Directors and Shareholders of American Mutual Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of American Mutual Fund, Inc. (the "fund"), including the investment portfolio, as of October 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the per-share data and ratios for each of the five years in the period then ended for Class A shares and the period March 15, 2000 through October 31, 2000, for Class B shares. These financial statements and per-share data and ratios are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and per-share data and ratios based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per-share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and per-share data and ratios referred to above present fairly, in all material respects, the financial position of American Mutual Fund, Inc. at October 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the per-share data and ratios for each of the five years in the period then ended for Class A shares and the period March 15, 2000 through October 31, 2000, for Class B shares, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Los Angeles, California
December 1, 2000



Tax Information (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of distributions received by shareholders during such fiscal year. During the fiscal year ended October 31, 2000, the fund paid a long-term capital gain distribution of $1,723,068,000 to Class A shareholders.

The fund also designates as a net investment income distribution and as a capital gain distribution a portion of earnings and profits paid to shareholders in redemption of their shares.

Corporate shareholders may exclude up to 70% of qualifying dividends received during the year. For purposes of computing this exclusion, 67% of the dividends paid by the fund from net investment income represent qualifying dividends.

Certain states may exempt from income taxation that portion of the dividends paid from net investment income that was derived from direct U.S. Treasury obligations. For purposes of computing this exclusion, 9% of the dividends paid by the fund from net investment income were derived from interest on direct U.S. Treasury obligations.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE AMOUNTS ABOVE ARE REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2001 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.




                                   PART C
                              OTHER INFORMATION
                           AMERICAN MUTUAL FUND, INC.

ITEM 23. EXHIBITS

(a) Previously filed (see Post-Effective Amendment No. 107 filed 3/10/00)
(b) Previously filed (see Post-Effective Amendment No. 103 filed 12/29/97)
(c) Previously filed (see Post-Effective Amendment No. 107 filed 3/10/00)
(d) Previously filed (see Post-Effective Amendment No. 107 filed 3/10/00)
(e) Previously filed (see Post-Effective Amendment No. 107 filed 3/10/00)
(f) None
(g) Previously filed (see Post-Effective Amendment No. 103 filed 12/29/97)
(h) None
(i) Previously filed (see Post-Effective Amendment No. 107 filed 3/10/00)
(j) Consent of Independent Auditors
(k) None
(l) None
(m) Previously filed (see Post-Effective Amendment No. 107 filed 3/10/00)
(n) Previously filed (see Post-Effective Amendment No. 107 filed 3/10/00)
(o) None
(p) Previously filed (see Post-Effective Amendment No. 107 filed 3/10/00)

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

 None

ITEM 25. INDEMNIFICATION

 Registrant is a joint-insured under an Investment Advisor/Mutual Fund Errors and Omissions Policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company and ICI Mutual Insurance Company which insures its officers and directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

ITEM 25. INDEMNIFICATION (CONTINUED)

 Subsection (b) of Section 2-418 of the General Corporation Law of Maryland empowers a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he or she is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is established that: (i) the act or omission of the person was material to the matter giving rise to the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

 Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible under the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors or a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by any party to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection
(b).

 Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; that the scope of indemnification extends to directors, officers, employees or agents of a constituent corporation absorbed in a consolidation or merger and persons serving in that capacity at the request of the constituent corporation for another; and empowers the corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

 Article VII of the Articles of Incorporation of the Fund provides that "The Corporation shall indemnify (a) its directors to the full extent provided by the general laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures provided by such laws; (b) its officers to the same extent it shall indemnify its directors; and (c) its officers who are not directors to such further extent as shall be consistent with the law. The foregoing shall not limit the authority of the Corporation to indemnify other employees and agents consistent with the law."

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

 None

ITEM 27. PRINCIPAL UNDERWRITERS

 (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(B)                 (1)                                                        (2)                  (3)



       NAME AND PRINCIPAL                     POSITIONS AND OFFICES              POSITIONS AND OFFICES

          BUSINESS ADDRESS                      WITH UNDERWRITER                   WITH REGISTRANT



       David L. Abzug                         Vice President                     None

       27304 Park Vista Road

       Agoura Hills, CA 91301



       John A. Agar                           Vice President                     None

       1501 N. University, Suite 227A

       Little Rock, AR 72207



       Robert B. Aprison                      Vice President                     None

       2983 Bryn Wood Drive

       Madison, WI  53711



L      William W. Bagnard                     Vice President                     None



       Steven L. Barnes                       Senior Vice President              None

       5400 Mount Meeker Road

       Suite 1

       Boulder, CO  80301-3508



B      Carl R. Bauer                          Vice President                     None



       Michelle A. Bergeron                   Senior Vice President              None

       4160 Gateswalk Drive

       Smyrna, GA 30080

       J. Walter Best, Jr.                    Regional Vice President            None

       9013 Brentmeade Blvd.

       Brentwood, TN 37027



       Joseph T. Blair                        Senior Vice President              None

       148 E. Shore Ave.

       Groton Long Point, CT 06340



       John A. Blanchard                      Vice President                     None

       6421 Aberdeen Road

       Mission Hills, KS  66208



       Ian B. Bodell                          Senior Vice President              None

       P.O. Box 1665

       Brentwood, TN  37024-1665



       Mick L. Brethower                      Senior Vice President              None

       2320 North Austin Avenue

       Georgetown, TX 78626



       Alan Brown                             Vice President                     None

       4129 Laclede Avenue

       St. Louis, MO 63108



B      J. Peter Burns                         Vice President                     None



       Brian C. Casey                         Vice President                     None

       8002 Greentree Road

       Bethesda, MD  20817



       Victor C. Cassato                      Senior Vice President              None

       609 W. Littleton Blvd., Suite 310

       Greenwood Village, CO  80120



       Christopher J. Cassin                  Senior Vice President              None

       19 North Grant Street

       Hinsdale, IL  60521



       Denise M. Cassin                       Vice President                     None

       1301 Stoney Creek Drive

       San Ramon, CA  94538



L      Larry P. Clemmensen                    Director                           None



L      Kevin G. Clifford                      Director, President and Co-Chief    None

                                              Executive Officer



       Ruth M. Collier                        Senior Vice President              None

       29 Landsdowne Drive

       Larchmont, NY 10538



S      David Coolbaugh                        Assistant Vice President           None



H      Carlo O. Cordasco                      Assistant Vice President           None



       Thomas E. Cournoyer                    Vice President                     None

       2333 Granada Boulevard

       Coral Gables, FL  33134



       Douglas A. Critchell                   Senior Vice President              None

       3521 Rittenhouse Street, N.W.

       Washington, D.C.  20015



L      Carl D. Cutting                        Vice President                     None



       William F. Daugherty                   Regional Vice President            None

       1216 Highlander Way

       Mechanicsburg, PA 17055



       Daniel J. Delianedis                   Vice President                     None

       8689 Braxton Drive

       Eden Prairie, MN  55347



       James A. DePerno, Jr.                  Regional Vice President            None

       91 Church Street

       East Aurora, NY 14052



       Michael A. DiLella                     Vice President                     None

       P. O. Box 661

       Ramsey, NJ  07446



       G. Michael Dill                        Senior Vice President              None
       505 E. Main Street

       Jenks, OK  74037



       Kirk D. Dodge                          Senior Vice President              None

       2627 Mission Street

       San Marino, CA  91108

       Peter J. Doran                         Director, Executive Vice           None
                                              President

       100 Merrick Road, Suite 216W

       Rockville Centre, NY 11570



L      Michael J. Downer                      Secretary                          None



       Robert W. Durbin                       Vice President                     None

       74 Sunny Lane

       Tiffin, OH  44883



I      Lloyd G. Edwards                       Senior Vice President              None



       John Fodor                             Senior Vice President              None

       15 Latisquama Road

       Southborough, MA  01772



       Daniel B. Frick                        Regional Vice President            None

       845 Western Avenue

       Glen Ellyn, IL 60137



       Clyde E. Gardner                       Senior Vice President              None

       Route 2, Box 3162

       Osage Beach, MO  65065



B      Evelyn K. Glassford                    Vice President                     None



       Jeffrey J. Greiner                     Vice President                     None

       12210 Taylor Road

       Plain City, OH  43064



L      Paul G. Haaga, Jr.                     Director                           None



B      Mariellen Hamann                       Assistant Vice President           None



       David E. Harper                        Senior Vice President              None

       150 Old Franklin School Road

       Pittstown, NJ 08867



H      Mary Pat Harris                        Assistant Vice President           None



       Ronald R. Hulsey                       Senior Vice President              None

       6744 Avalon

       Dallas, TX  75214



       Robert S. Irish                        Vice President                     None

       1225 Vista Del Mar Drive

       Delray Beach, FL  33483



       Michael J. Johnston                    Director                           None

       630 Fifth Avenue, 36th Floor

       New York, NY  10111



B      Damien M. Jordan                       Senior Vice President              None



       John P. Keating                        Regional Vice President            None

       2285 Eagle Harbor Parkway

       Orange Park, FL 32073



       Dorothy Klock                          Vice President                     None

       515 East 89th Street, Apt. 4G

       New York, NY 10128



H      Diane Koske                            Assistant Vice President



       Andrew R. LeBlanc                      Regional Vice President            None

       78 Eton Road

       Garden City, NY 11530



       Arthur J. Levine                       Senior Vice President              None

       12558 Highlands Place

       Fishers, IN  46038



B      Karl A. Lewis                          Assistant Vice President           None



       T. Blake Liberty                       Vice President                     None

       5506 East Mineral Lane

       Littleton, CO  80122



       Mark J. Lien                           Regional Vice President            None

       5570 Beechwood Terrace

       West Des Moines, IA 50266



L      Lorin E. Liesy                         Vice President                     None



       Louis Linquata                         Regional Vice President            None

       170 South Battin

       Wichita, KS 67218



LW     Robert W. Lovelace                     Director                           None



       Stephen A. Malbasa                     Senior Vice President              None

       13405 Lake Shore Blvd.

       Cleveland, OH  44110



       Steven M. Markel                       Senior Vice President              None

       5241 South Race Street

       Littleton, CO  80121



L      J. Clifton Massar                      Director, Senior Vice President    None



L      E. Lee McClennahan                     Senior Vice President              None



       James R. McCrary                       Regional Vice President            None

       963 1st Street, #1

       Hermosa Beach, CA 90254



S      John V. McLaughlin                     Senior Vice President              None



       Terry W. McNabb                        Vice President                     None

       2002 Barrett Station Road

       St. Louis, MO  63131



       William E. Noe                         Vice President                     None

       304 River Oaks Road

       Brentwood, TN  37027



       Peter A. Nyhus                         Vice President                     None

       3084 Wilds Ridge Court

       Prior Lake, MN  55372



       Eric P. Olson                          Vice President                     None

       62 Park Drive

       Glenview, IL  60025



       Jeffrey Olson                          Regional Vice President            None

       930 S. Cowley Street, #305

       Spokane, WA 99202



       Gary A. Peace                          Regional Vice President            None

       291 Kaanapali Drive

       Napa, CA 94558



       Samuel W. Perry                        Regional Vice President            None

       4730 East Indian School Road

       Suite 120

       Phoenix, AZ 85018



       David Petzke                           Regional Vice President            None

       4016 Saint Lucia Street

       Boulder, CO 80301



       Fredric Phillips                       Senior Vice President              None

       175 Highland Avenue, 4th Floor

       Needham, MA  02494



B      Candance D. Pilgrim                    Assistant Vice President           None



       Carl S. Platou                         Vice President                     None

       7455 80th Place, S.E.

       Mercer Island, WA  98040



L      John O. Post                           Senior Vice President              None



S      Richard P. Prior                       Vice President                     None



       Steven J. Reitman                      Senior Vice President              None

       212 The Lane

       Hinsdale, IL  60521



       Brian A. Roberts                       Vice President                     None

       P.O. Box 388

       Glenville, NC  28736



       George S. Ross                         Senior Vice President              None

       P.O. Box 376

       Southport, ME 04576



L      Julie D. Roth                          Vice President                     None



L      James F. Rothenberg                    Director                           None



       Douglas F. Rowe                        Vice President                     None

       414 Logan Ranch Road

       Georgetown, TX  78628



       Christopher S. Rowey                   Vice President                     None

       10538 Cheviot Drive

       Los Angeles, CA  90064



       Dean B. Rydquist                       Senior Vice President              None

       1080 Bay Pointe Crossing

       Alpharetta, GA  30005



       Richard R. Samson                      Senior Vice President              None

       4604 Glencoe Avenue, #4

       Marina del Rey, CA  90292



       Joseph D. Scarpitti                    Vice President                     None

       31465 St. Andrews

       Westlake, OH  44145



L      R. Michael Shanahan                    Director                           None



       Brad W. Short                          Regional Vice President            None

       1601 Seal Way

       Seal Beach, CA 90740



       David W. Short                         Chairman of the Board and          None

       1000 RIDC Plaza, Suite 212             Co-Chief Executive Officer

       Pittsburgh, PA 15238



       William P. Simon                       Senior Vice President              None

       912 Castlehill Lane

       Devon, PA 19333



       Rodney G. Smith                        Senior Vice President              None

       100 N. Central Expressway

       Suite 1214

       Richardson, TX  75080



S      Sherrie L. Snyder-Senft                Assistant Vice President           None



       Anthony L. Soave                       Regional Vice President            None

       8831 Morning Mist Drive

       Clarkston, MI 48348



L      Therese L. Souiller                    Assistant Vice President           None



       Nicholas D. Spadaccini                 Vice President                     None

       855 Markley Woods Way

       Cincinnati, OH  45230



L      Kristen J. Spazafumo                   Assistant Vice President           None



       Daniel S. Spradling                    Senior Vice President              None

       181 Second Avenue

       Suite 228

       San Mateo, CA  94401



LW     Eric H. Stern                          Director                           None



B      Max D. Stites                          Vice President                     None



       Thomas A. Stout                        Vice President                     None

       1004 Ditchley Road

       Virginia Beach, VA 23451



       Craig R. Strauser                      Vice President                     None

       3 Dover Way

       Lake Oswego, OR  97034



       Francis N. Strazzeri                   Senior Vice President              None

       3021 Kensington Trace

       Tarpon Springs, FL 34689



L      Drew W. Taylor                         Vice President                     None



       Gary J. Thoma                          Regional Vice President            None

       604 Thelosen Drive

       Kimberly, WI 54136



L      James P. Toomey                        Vice President                     None



I      Christopher E. Trede                   Vice President                     None



       George F. Truesdail                    Senior Vice President              None

       400 Abbotsford Court

       Charlotte, NC  28270



       Scott W. Ursin-Smith                   Vice President                     None

       60 Reedland Woods Way

       Tiburon, CA  94920

       J. David Viale                         Regional Vice President            None

       39 Old Course Drive

       Newport Beach, CA 92660



       Thomas E. Warren                       Vice President                     None

       119 Faubel Street

       Sarasota, FL  34242



L      J. Kelly Webb                          Senior Vice President,             None

                                              Treasurer and Controller



       Gregory J. Weimer                      Vice President                     None

       206 Hardwood Drive

       Venetia, PA  15367



B      Timothy W. Weiss                       Director                           None



       George J. Wenzel                       Regional Vice President            None

       251 Barden Road

       Bloomfield, MI 48304



H      J. D. Wiedmaier                        Assistant Vice President           None



SF     N. Dexter Williams                     Senior Vice President              None



       Timothy J. Wilson                      Vice President                     None

       113 Farmview Place

       Venetia, PA  15367



B      Laura L. Wimberly                      Vice President                     None



H      Marshall D. Wingo                      Director, Senior Vice              None
                                              President



L      Robert L. Winston                      Director, Senior Vice              None
                                              President



       William R. Yost                        Senior Vice President              None

       9320 Overlook Trail

       Eden Prairie, MN  55347



       Janet M. Young                         Regional Vice President            None

       1616 Vermont

       Houston, TX  77006



       Jonathan A. Young                      Regional Vice President            None

       329 Downing Drive

       Chesapeake, VA 23322



       Scott D. Zambon                        Regional Vice President            None

       2887 Player Lane

       Tustin Ranch, CA  92782


__________
L Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B Business Address, 135 South State College Boulevard, Brea, CA  92821
S Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251
SF Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016
H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

 (c) None

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

 Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92821.

 Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea,
California 92821, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, 3500 Wiseman Boulevard, San Antonio, Texas 78251 and 5300 Robin Hood Road, Norfolk, VA 23513.

 Registrant's records covering portfolio transactions are maintained and kept by its custodian, The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, New York 10081.

ITEM 29. MANAGEMENT SERVICES

 None

ITEM 30. UNDERTAKINGS

 n/a



                            SIGNATURE OF REGISTRANT

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California on the 19th day of December, 2000.

   AMERICAN MUTUAL FUND, INC.
   By  /s/ James K. Dunton
    (James K. Dunton, Chairman of the Board)

Pursuant to the requirements of the Securities Act of 1933, this amendment to Registration Statement has been signed below on December 19, 2000, by the following persons in the capacities indicated.

            SIGNATURE                                    TITLE

(1)         Chief Executive Officer:

             /s/ James K. Dunton                         Chairman of the Board

            (James K. Dunton)

(2)         Principal Financial Officer
            and Principal Accounting
            Officer:

             /s/ Sheryl F. Johnson                       Treasurer

            (Sheryl F. Johnson)

(3)         Directors:

            H. Frederick Christie*/1/                    Director

            Mary Anne Dolan*/1/                          Director

             /s/ James K. Dunton

            (James K. Dunton)                            Chairman of the Board

            Martin Fenton*/1/                            Director

            Mary Myers Kaupilla*/1/                      Director

            Bailey Morris-Eck*/1/                        Director

             /s/ Robert G. O'Donnell                     President and Director

            (Robert G. O'Donnell)

            Kirk P. Pendleton*/1/                        Director

            Olin C. Robison*/1/                          Director

            Steven B. Sample*/1/                         Director


 *By   /s/ Julie F. Williams
         (Julie F. Williams, Attorney-in-Fact)
/1/ Powers of Attorney attached hereto.
Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).
            /s/ Michael J. Downer
    (Michael J. Downer)

                               POWER OF ATTORNEY

 I, H. Frederick Christie, the undersigned director of American Mutual Fund, Inc., a Maryland corporation, revoking all prior powers of attorney given as a director of American Mutual Fund, Inc., do hereby constitute and appoint Alan
N. Berro, J. Dale Harvey, Sheryl F. Johnson, Stuart R. Strachan, and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as a director of said Corporation to any and all amendments to the Registration Statement of American Mutual Fund, Inc., File No. 2-10607 under the Securities Act of 1933, as amended, and/or the Investment Company Act of 1940, as amended, said amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Corporation is registered to sell shares, and (2) to deliver any and all such amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended, and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full powers and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

EXECUTED at Los Angeles, California, this 15th day of November, 2000.

 /s/ H. Frederick Christie
Director: H. Frederick Christie


                               POWER OF ATTORNEY

 I, Mary Anne Dolan, the undersigned director of American Mutual Fund, Inc., a Maryland corporation, revoking all prior powers of attorney given as a director of American Mutual Fund, Inc., do hereby constitute and appoint Alan N. Berro,
J. Dale Harvey, Sheryl F. Johnson, Stuart R. Strachan, and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead
(1) to sign my name as a director of said Corporation to any and all amendments to the Registration Statement of American Mutual Fund, Inc., File No. 2-10607 under the Securities Act of 1933, as amended, and/or the Investment Company Act of 1940, as amended, said amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Corporation is registered to sell shares, and (2) to deliver any and all such amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended, and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full powers and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

EXECUTED at Los Angeles, California, this 15th day of November, 2000.

  /s/ Mary Anne Dolan
Director: Mary Anne Dolan


                               POWER OF ATTORNEY

 I, Martin Fenton, the undersigned director of American Mutual Fund, Inc., a Maryland corporation, revoking all prior powers of attorney given as a director of American Mutual Fund, Inc., do hereby constitute and appoint Alan N. Berro,
J. Dale Harvey, Sheryl F. Johnson, Stuart R. Strachan, and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead
(1) to sign my name as a director of said Corporation to any and all amendments to the Registration Statement of American Mutual Fund, Inc., File No. 2-10607 under the Securities Act of 1933, as amended, and/or the Investment Company Act of 1940, as amended, said amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Corporation is registered to sell shares, and (2) to deliver any and all such amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended, and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full powers and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

EXECUTED at Los Angeles, California, this 15th day of November, 2000.

/s/ Martin Fenton
Director: Martin Fenton


                               POWER OF ATTORNEY

 I, Mary Myers Kauppila, the undersigned director of American Mutual Fund, Inc., a Maryland corporation, revoking all prior powers of attorney given as a director of American Mutual Fund, Inc., do hereby constitute and appoint Alan
N. Berro, J. Dale Harvey, Sheryl F. Johnson, Stuart R. Strachan, and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as a director of said Corporation to any and all amendments to the Registration Statement of American Mutual Fund, Inc., File No. 2-10607 under the Securities Act of 1933, as amended, and/or the Investment Company Act of 1940, as amended, said amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Corporation is registered to sell shares, and (2) to deliver any and all such amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended, and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full powers and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.
EXECUTED at Los Angeles, California, this 15th day of November, 2000.

/s/ Mary Myers Kauppila
Director: Mary Myers Kauppila


                               POWER OF ATTORNEY

 I, Bailey Morris-Eck, the undersigned director of American Mutual Fund, Inc., a Maryland corporation, revoking all prior powers of attorney given as a director of American Mutual Fund, Inc., do hereby constitute and appoint Alan
N. Berro, J. Dale Harvey, Sheryl F. Johnson, Stuart R. Strachan, and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as a director of said Corporation to any and all amendments to the Registration Statement of American Mutual Fund, Inc., File No. 2-10607 under the Securities Act of 1933, as amended, and/or the Investment Company Act of 1940, as amended, said amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Corporation is registered to sell shares, and (2) to deliver any and all such amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended, and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full powers and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

EXECUTED at Los Angeles, California, this 15th day of November, 2000. /s/ Bailey Morris-Eck
Director: Bailey Morris-Eck

                               POWER OF ATTORNEY

 I, Olin C. Robison, the undersigned director of American Mutual Fund, Inc., a Maryland corporation, revoking all prior powers of attorney given as a director of American Mutual Fund, Inc., do hereby constitute and appoint Alan N. Berro,
J. Dale Harvey, Sheryl F. Johnson, Stuart R. Strachan, and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead
(1) to sign my name as a director of said Corporation to any and all amendments to the Registration Statement of American Mutual Fund, Inc., File No. 2-10607 under the Securities Act of 1933, as amended, and/or the Investment Company Act of 1940, as amended, said amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Corporation is registered to sell shares, and (2) to deliver any and all such amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended, and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full powers and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

EXECUTED at Los Angeles, California, this 15th day of November, 2000.

/s/ Olin C. Robison
Director: Olin C. Robison


                               POWER OF ATTORNEY

 I, Steven B. Sample, the undersigned director of American Mutual Fund, Inc., a Maryland corporation, revoking all prior powers of attorney given as a director of American Mutual Fund, Inc., do hereby constitute and appoint Alan N. Berro,
J. Dale Harvey, Sheryl F. Johnson, Stuart R. Strachan, and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead
(1) to sign my name as a director of said Corporation to any and all amendments to the Registration Statement of American Mutual Fund, Inc., File No. 2-10607 under the Securities Act of 1933, as amended, and/or the Investment Company Act of 1940, as amended, said amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Corporation is registered to sell shares, and (2) to deliver any and all such amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended, and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full powers and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

EXECUTED at Los Angeles, California, this 15th day of November, 2000. /s/ Steven B. Sample
Director: Steven B. Sample


                               POWER OF ATTORNEY

 I, Kirk P. Pendleton, the undersigned director of American Mutual Fund, Inc., a Maryland corporation, revoking all prior powers of attorney given as a director of American Mutual Fund, Inc., do hereby constitute and appoint Alan
N. Berro, J. Dale Harvey, Sheryl F. Johnson, Stuart R. Strachan, and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as a director of said Corporation to any and all amendments to the Registration Statement of American Mutual Fund, Inc., File No. 2-10607 under the Securities Act of 1933, as amended, and/or the Investment Company Act of 1940, as amended, said amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Corporation is registered to sell shares, and (2) to deliver any and all such amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended, and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full powers and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

EXECUTED at Los Angeles, California, this 15th day of November, 2000. /s/ Kirk P. Pendleton
Director: Kirk P. Pendleton